Document and Entity Information	6 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Nov 29, 2012
Entity Registrant Name	ARMADA OIL, INC.
Entity Central Index Key	0001081074
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Current assets
Cash and cash equivalents	$ 579,999	$ 982,323	$ 724,558
Accounts receivable	8,276	8,954
Prepaid expenses and other current assets	29,831	26,958	10,037
Total current assets	618,106	1,018,235	734,595
Oil and gas properties
Properties subject to amortization, net	162,749	166,866
Properties not subject to amortization	26,986,583	25,963,538
Deposits on lease acquisitions	118,879
Oil and gas properties, net	27,268,211	26,130,404
Total assets	27,886,317	27,148,639	734,595
Current liabilities
Accounts payable	911,390	58,421	8,018
Stock payable	428,000
Total current liabilities	1,339,390	58,421	8,018
Non-current liabilities
Asset retirement obligations	63,440
Total non-current liabilities	63,440
Total liabilities	1,402,830	58,421
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock: $0.01 par value; 1,000,000 shares authorized, no shares issued and outstanding at September 30, 2012, March 31, 2012 and 2011, respectively
Common stock: $0.001 par value; 100,000,000 shares authorized, 20,294,631; 11,424,631 and 8,449,846 shares issued and outstanding at September 30, 2012, March 31, 2012 and 2011, respectively	20,295	11,425	8,450
Common stock issuable: 0 and 8,870,000 shares at September 30, 2012 and March 31, 2012, respectively		8,870
Additional paid-in capital	30,763,195	30,691,861	3,805,843
Deficit accumulated during the exploration stage	(4,300,003)	(3,621,938)	(3,087,716)
Total stockholders' equity	26,483,487	27,090,218	726,577
Total liabilities and stockholders' equity	$ 27,886,317	$ 27,148,639	$ 734,595

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred Stock, par value per share	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	20,294,631	11,424,631	8,449,846
Common Stock, shares outstanding	20,294,631	11,424,631	8,449,846
Common stock issuable, shares	0	8,870,000	0

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		161 Months Ended	167 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012
Revenue
Oil sales	$ 26,197	$ 19,645	$ 49,350	$ 19,645	$ 77,289		$ 77,289	$ 126,639
Operating expenses
Professional fees					196,248	83,112	820,791
Lease operating expenses	50,586	35,348	112,647	35,348	145,450		145,450	258,097
Salaries and benefits					137,872	10,002	1,350,651
Director and management fees, net of the reversal of stock-based compensation expense					57,725	53,338	409,615
Public and investor relations					7,352	5,170	818,414
Impairment of oil and gas properties							112,000	112,000
Depletion, accretion, and depreciation expense	48,574		48,574					54,842
General and administrative expenses	268,442	107,792	566,198	200,623				4,445,733
Loss on disposal of fixed assets							9,800	9,800
Research and development							255,498	255,498
Website fees - related party							48,050
Other operating expenses					66,864	31,539	438,282
Total operating expenses	367,602	143,140	727,419	235,971	611,511	183,161	4,398,751	5,135,970
Operating loss	(341,405)	(123,495)	(678,069)	(216,326)	(534,222)	(183,161)	(4,321,462)	(5,009,331)
Other income (expense)
Interest income	4		4				34,713	34,717
Interest expense							77,480	(77,480)
Change in fair value of warrant liability							65,635	65,635
Foreign exchange gain (loss)						(505)	2,424	2,424
Total other income (expense)	4		4			(505)	15,492	25,296
Net loss	$ (341,401)	$ (123,495)	$ (678,065)	$ (216,326)	$ (534,222)	$ (183,666)	$ (4,305,970)	$ (4,984,035)
Net loss per common share - basic and diluted	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.02)
Weighted average number of common shares outstanding - basic and diluted	20,294,631	9,702,013	20,294,631	9,079,347	10,126,921	8,449,846

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Related Party A [Member]	Related Party B [Member]	Common Stock [Member]	Common Stock [Member] Related Party A [Member]	Common Stock [Member] Related Party B [Member]	Common Stock Issuable [Member]	Common Stock Issuable [Member] Related Party A [Member]	Common Stock Issuable [Member] Related Party B [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Related Party A [Member]	Additional Paid-in Capital [Member] Related Party B [Member]	Deficit Accumulated During the Exploration Stage [Member]	Deficit Accumulated During the Exploration Stage [Member] Related Party A [Member]	Deficit Accumulated During the Exploration Stage [Member] Related Party B [Member]
Balance at Nov. 05, 1998
Balance, shares at Nov. 05, 1998
Common stock issued to a related party for services rendered	5,000			4,000						1,000
Common stock issued to a related party for services rendered, shares				4,000,000
Common stock issued for cash	85,000			272						84,728
Common stock issued for cash, shares				272,000
Net loss	(7,470)												(7,470)
Balance at Mar. 31, 1999	82,530			4,272						85,728			(7,470)
Balance, shares at Mar. 31, 1999				4,272,000
Net loss	(16,185)												(16,185)
Balance at Mar. 31, 2000	66,345			4,272						85,728			(23,655)
Balance, shares at Mar. 31, 2000				4,272,000
Net loss	(171,793)												(171,793)
Balance at Mar. 31, 2001	(105,448)			4,272						85,728			(195,448)
Balance, shares at Mar. 31, 2001				4,272,000
Common stock issued for cash	250,000			2,000						248,000
Common stock issued for cash, shares				2,000,000
Net loss	(144,541)												(144,541)
Balance at Mar. 31, 2002	11			6,272						333,728			(339,989)
Balance, shares at Mar. 31, 2002				6,272,000
Common stock issued to a related party for services rendered		48,050	24,000		481	240					47,569	23,760
Common stock issued to a related party for services rendered, shares					480,500	240,000
Cancellation of previously issued common stock, February 4, 2003	(24,000)			(240)						23,760
Cancellation of previously issued common stock, February 4, 2003, shares				(240,000)
Net loss	(149,933)												(149,933)
Balance at Mar. 31, 2003	(101,872)			6,753						381,297			(489,922)
Balance, shares at Mar. 31, 2003				6,752,500
Net loss	(70,132)												(70,132)
Balance at Mar. 31, 2004	(172,004)			6,753						381,297			(560,054)
Balance, shares at Mar. 31, 2004				6,752,500
Net loss	(59,494)												(59,494)
Balance at Mar. 31, 2005	(231,498)			6,753						381,297			(619,548)
Balance, shares at Mar. 31, 2005				6,752,500
Common stock issued upon exercise of stock option, at $0.65 per share, October 7, 2005	6,500			10						6,490
Common stock issued upon exercise of stock option, at $0.65 per share, October 7, 2005, shares				10,000
Stock-based compensation expense	785,536									785,536
Common stock issued upon exercise of warrants	156,000			624						155,376
Common stock issued upon exercise of warrants, shares				624,000
Net loss	(842,155)												(842,155)
Balance at Mar. 31, 2006	(125,617)			7,387						1,328,699			(1,461,703)
Balance, shares at Mar. 31, 2006				7,386,500
Stock-based compensation expense	54,443									54,443
Net loss	(224,862)												(224,862)
Balance at Mar. 31, 2007	(296,036)			7,387						1,383,142			(1,686,565)
Balance, shares at Mar. 31, 2007				7,386,500
Common stock issuable	1,259,000						1,259,000
Common stock issuable, shares
Net loss	(411,934)												(411,934)
Balance at Mar. 31, 2008	551,030			7,387			1,259,000			1,383,142			(2,098,499)
Balance, shares at Mar. 31, 2008				7,386,500
Stock-based compensation expense	12,235			0						12,235
Common stock issued upon exercise of warrants	730,000			243						729,757
Common stock issued upon exercise of warrants, shares				243,335
Cumulative adjustment upon adoption of ASC 815-40 (Accounting Standards Update 2010-11)	(65,635)									(749,667)			684,032
Common stock and warrants issued for cash	1,141,000			820			(1,259,000)			2,399,180
Common stock and warrants issued for cash, shares				820,002
Net loss	(1,227,825)												(1,227,825)
Balance at Mar. 31, 2009	1,206,440			8,450						4,524,314			(3,326,324)
Balance, shares at Mar. 31, 2009				8,449,837
Stock-based compensation expense	19,758									19,758
Net loss	(261,758)												(261,758)
Balance at Mar. 31, 2010	898,805			8,450						3,794,405			(2,904,050)
Balance, shares at Mar. 31, 2010				8,449,837
Stock-based compensation expense	11,438									11,438
Net loss	(183,666)												(183,666)
Balance at Mar. 31, 2011	726,577			8,450						3,805,843			(3,087,716)
Balance, shares at Mar. 31, 2011				8,449,837
Rounding due to reverse one-for-five stock split effective June 27, 2011				9
Stock-based compensation expense	3,819									3,819
Reversal of stock-based compensation expense	(16,182)									(16,182)
Common stock issued for purchase of oil and gas lease on July 29, 2011	1,818,000			1,800						1,816,200
Common stock issued for purchase of oil and gas lease on July 29, 2011, shares				1,800,000
Common stock and warrants issued for cash	704,870			1,175						703,695
Common stock and warrants issued for cash, shares				1,174,785
Common stock and warrants issued for acquisition of subsidiary on March 30, 2012	24,387,356						8,870			24,378,486
Common stock and warrants issued for acquisition of subsidiary on March 30, 2012, shares							8,870,000
Net loss	(534,222)												(534,222)
Balance at Mar. 31, 2012	27,090,218			11,425			8,870			30,691,861			(3,621,938)
Balance, shares at Mar. 31, 2012				11,424,631			8,870,000
Common stock issuable				8,870			(8,870)
Common stock issuable, shares				8,870,000			(8,870,000)
Stock-based compensation expense	71,334									71,334
Net loss	(678,065)												(678,065)
Balance at Sep. 30, 2012	$ 26,483,487			$ 20,295						$ 30,763,195			$ (4,300,003)
Balance, shares at Sep. 30, 2012				20,294,631

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	0 Months Ended					1 Months Ended	5 Months Ended	12 Months Ended	0 Months Ended	5 Months Ended	0 Months Ended
	Oct. 07, 2005	Jun. 30, 2005	Jun. 09, 2005	Feb. 04, 2003	Oct. 17, 2001	May 31, 2008	Mar. 31, 1999	Mar. 31, 2012	Aug. 05, 2002 Related Party A [Member]	Mar. 31, 1999 Related Party A [Member]	Aug. 05, 2002 Related Party B [Member]
Common stock issued upon exercise of stock option, per share	$ 0.65
Common stock issued, per share					$ 0.125		$ 0.3125		$ 0.1	$ 0.00125	$ 0.01
Cancellation of previously issued common stock, cancellation date				Feb 4, 2003
Common stock issued upon exercise of warrants, per share		$ 0.25	$ 0.25			$ 3
Rounding due to reverse one-for-five stock split, date								Jun 27, 2011
Common stock issued, issuance date	Oct 7, 2005	Jun 30, 2005	Jun 9, 2005		Oct 17, 2001	May 31, 2008	Mar 31, 1999		Aug 5, 2002		Aug 5, 2002

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		161 Months Ended	167 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012
Cash flows from operating activities
Net loss	$ (678,065)	$ (216,326)	$ (534,222)	$ (183,666)	$ (4,305,970)	$ (4,984,035)
Adjustments to reconcile net loss to net cash used in operating activities:
Depletion, accretion, and depreciation expense	48,574				6,268	54,842
Impairment of oil and gas properties					112,000	112,000
Stock-based compensation expense	71,334	2,859	3,819	11,438	887,229	958,563
Reversal of stock-based compensation expense		(16,182)	(16,182)		(16,182)	(16,182)
Common stock issued for services					53,050	53,050
Loss on disposal of fixed assets					9,800	9,800
Change in fair value of warrant liability					(65,635)	(65,635)
Change in operating assets and liabilities:
Decrease (increase) in accounts receivable	678	(2,739)	(8,954)		(8,954)	(8,276)
Increase in prepaid expenses and other current assets	(2,873)	(253)	(16,921)	(10,037)	(26,958)	(29,831)
Increase in accounts payable	198,313	64,692	38,785	(6,237)	46,803	245,116
Increase in accrued payroll liability		32,295
Net cash used in operating activities	(362,039)	(135,654)	(533,675)	(188,502)	(3,308,549)	(3,670,588)
Cash flows from investing activities
Purchase of oil and gas properties	(276,107)	(253,500)	(253,500)		(365,500)	(641,607)
Deposits on lease acquisitions	(118,879)					(118,879)
Development and exploration costs related to oil and gas properties	(73,299)	(10,947)	(38,366)		(38,366)	(111,665)
Purchase of property and equipment					(16,068)	(16,068)
Cash received in acquisition of subsidiary			378,436		378,436	378,436
Net cash provided by (used in) investing activities	(468,285)	(264,447)	86,570		(41,498)	(509,783)
Cash flows from financing activities
Proceeds from the pending issuance of common stock and warrants	428,000		704,870		4,332,370	4,760,370
Proceeds from loans from related party					510,000
Repayment of loans from related party					(510,000)
Net cash provided by financing activities	428,000		704,870		4,332,370	4,760,370
Increase (decrease) in cash and cash equivalents	(402,324)	(400,101)	257,765	(188,502)	982,323	579,999
Cash and cash equivalents at beginning of period	982,323	724,558	724,558	913,060
Cash and cash equivalents at end of period	579,999	324,457	982,323	724,558	982,323	579,999
Supplemental disclosure of cash flow information:
Interest paid in cash					77,480	77,480
Income tax paid in cash
Non-cash investing and financing activities:
Issuance of common stock and warrants for commission					60,000	60,000
Issuance of common stock for purchase of oil and gas properties on July 29, 2011		1,818,000	1,818,000		1,818,000	1,818,000
Issuance of common stock and warrants for acquisition of subsidiary on March 30, 2012			24,387,356		24,387,356	24,387,356
Accrued exploration costs related to oil and gas properties	654,656					654,656
Change in asset retirement obligations	$ 55,924					$ 55,924

Organization and Description of Business	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Organization and Description of Business [Abstract]
Organization and Description of Business

Note 1. Organization and Description of Business

Armada Oil, Inc. (the "Company") was incorporated under the laws of the State of Nevada on November 6, 1998, under the name "e.Deal.net, Inc.," On June 20, 2005, the Company amended its Articles of Incorporation to effect a change of name to International Energy, Inc. On June 27, 2011, the Company amended its Articles of Incorporation to change its name to NDB Energy, Inc. On May 7, 2012, the Company filed a Certificate of Amendment to its Articles of Incorporation to change its name to Armada Oil, Inc.

The Company, based in Houston, Texas, is an independent oil and gas company focusing on discovering, acquiring and developing multiple objective onshore oil and natural gas resources in prolific and productive geological formations in North America. Through its wholly owned subsidiary, Armada Oil and Gas, Inc. ("Armada Oil and Gas"), the Company is pursuing projects located in Southern Wyoming. Armada Oil and Gas holds interests in Carbon County, Wyoming that include leasehold interests in 2,288 acres, and an option to acquire leasehold interests to an additional 23,700 acres (the "Wyoming Property"), in the Niobrara and Casper formation project near existing infrastructure, which includes oil and natural gas pipelines, oil refineries and gas processing plants as well as various productive oil and natural gas fields.

Note 1. Organization and Description of Business

Armada Oil, Inc. (the "Company") was incorporated under the laws of the State of Nevada on November 6, 1998, under the name "e.Deal.net, Inc.," On June 20, 2005, the Company amended its Articles of Incorporation to effect a change of name to International Energy, Inc. On June 27, 2011, the Company amended its Articles of Incorporation to change its name to NDB Energy, Inc. On May 7, 2012, the Company filed a Certificate of Amendment to its Articles of Incorporation to change its name to Armada Oil, Inc.

Reverse Stock Split

On June 12, 2011, the Company's shareholders, pursuant to a written consent in lieu of a special meeting signed by the shareholders owning a majority of the Company's issued and outstanding shares, authorized the Company's officers to file the necessary documentation with the Secretary of State of Nevada to effect a one-for-five reverse stock split with all fractional shares being rounded up to the nearest whole share (the "Reverse Split"). The record date for the Reverse Split was set as of one business day prior to the effective date and the effective date for the Reverse Split was set for June 27, 2011, subject to regulatory approval.

The Reverse Split was declared effective by the Financial Industry Regulatory Authority ("FINRA") on June 29, 2011. All share and per share amounts have been retrospectively restated to reflect the Reverse Split.

Acquisitions

Effective July 29, 2011, the Company entered into an Asset Purchase Agreement with Mr. James J. Cerna, Jr. ("Mr. Cerna") and Acqua Ventures, Inc., pursuant to which the Company acquired the lease to approximately 300 acres of undeveloped land in Gonzales County, Texas ("GC Property") for total compensation of 1,800,000 shares of the Company's common stock (the "GC APA").

Also, effective July 29, 2011, the Company entered into an Asset Purchase Agreement with Mr. Cerna pursuant to which it acquired two leases totaling approximately 120 contiguous acres of land and fourteen wells in Young County, Texas ("YC Property") for total cash compensation of $128,500 (the "YC APA"). Pursuant to the YC APA, the property acquired is subject to an operating agreement with Baron Energy, Inc. ("Baron"), an independent oil and gas production, exploitation, and exploration company headquartered in New Braunfels, Texas, pursuant to which the Company receives a 75% non-operated working interest and a 60.9375% net revenue interest in the leases; Baron receives a 25% operated working interest and a 20.3125% net revenue interest in the leases. The wells are currently, and will remain, operated by Baron.

Effective July 29, 2011, the Company entered into an at-will employment agreement with Mr. Cerna, pursuant to which Mr. Cerna was appointed to be the Company's President and Chief Executive Officer ("CEO"). At that time, Mr. Dang resigned as President and CEO.

Effective September 16, 2011, the Company entered into an Acquisition Agreement with Baron, pursuant to which it acquired two leases totaling approximately 140 acres of land and twelve wells in Archer County, Texas ("AC Property") for $125,000 (the "AC AA"). Pursuant to the terms of the AC AA, the Company received an 80% non-operated working interest and a 60.8% net revenue interest in the leases; Baron receives a 20% operated working interest and a 15.2% net revenue interest in the leases. Additionally, Baron was given a six-month option to purchase from the Company a 20% non-operated working interest and a 15.2% net royalty interest under the same pro-rata terms and conditions as the original price. This option expired unexercised on March 16, 2012. The wells are currently, and will remain, operated by Baron.

On March 30, 2012, the Company completed the acquisition of Armada Oil, Inc., a corporation organized under the laws of the State of Nevada, through a share exchange agreement (the "Share Exchange Agreement") with Armada Oil, Inc. and its stockholders (the "Armada Oil and Gas Stockholders"). Effective May 4, 2012, the Company filed a Certificate of Amendment to change Armada Oil, Inc.'s name to Armada Oil and Gas, Inc. Pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas' common stock and all outstanding stock purchase warrants with the Company in return for 8,870,000 shares of the Company's common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company's common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share and 2,520,000 Series C Warrants allowing the Armada Oil and Gas stockholders to purchase up to an equal number of the Company's shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share.

The Company, based in Houston, Texas, is an independent oil and gas company focusing on discovering, acquiring and developing multiple objective onshore oil and natural gas resources in prolific and productive geological formations in North America. Through its wholly owned subsidiary, Armada Oil and Gas, the Company plans to pursue projects located in Southern Wyoming. Armada Oil and Gas holds interests in Carbon County, Wyoming that include leasehold interests in 1,280 acres, and an option to acquire leasehold interests to an additional 23,700 acres, in the Niobrara and Casper formation project near existing infrastructure, which includes oil and natural gas pipelines, oil refineries and gas processing plants as well as various productive oil and natural gas fields. The Company also intends to pursue exploration and development projects in Texas.

Going Concern Uncertainties	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Going Concern Uncertainties [Abstract]
Going Concern Uncertainties

Note 2. Going Concern Uncertainties

The Company is an exploration stage company with only a limited operating history on which to base an evaluation of its current business and future prospects. As of September 30, 2012, the Company had limited sources of revenue, negative working capital of $721,284, and an accumulated deficit of $4,300,003. Additionally, the Company has only begun engaging in the oil and gas exploration and development business and it does not have an established history of locating and developing properties that have oil and gas reserves. As a result, the revenue and income potential of the Company's business is unproven. The Company will be subject to the risks, uncertainties and difficulties frequently encountered by early-stage companies. The Company may not be able to successfully address any or all of these risks and uncertainties. Failure to adequately do so could cause the Company's business, results of operations, and financial condition to suffer. These conditions raise substantial doubt about the Company's ability to continue as a going concern.

The Company's ability to continue as a going concern is an issue due to its net losses and negative cash flows from operations, and its need for additional financing to fund future operations. The Company's ability to continue as a going concern is subject to its ability to obtain necessary funding from outside sources, including the sale of its securities or loans from financial institutions. There can be no assurance that such funds, if available, can be obtained on terms reasonable to the Company. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that may result from the outcome of this uncertainty.

Note 2. Going Concern Uncertainties

The Company is an exploration stage company with only a limited operating history on which to base an evaluation of its current business and future prospects. As of March 31, 2012, the Company had a retained deficit of $3,621,938 and, for the year ended March 31, 2012, reported negative cash flows from operating activities. The Company has only begun engaging in the oil and gas exploration and development business and it does not have an established history of locating and developing properties that have oil and gas reserves. As a result, the revenue and income potential of the Company's business is unproven. Errors may be made in predicting and reacting to relevant business trends and the Company will be subject to the risks, uncertainties and difficulties frequently encountered by early-stage companies. The Company may not be able to successfully address any or all of these risks and uncertainties. Failure to adequately do so could cause the Company's business, results of operations, and financial condition to suffer. These conditions raise substantial doubt about the Company's ability to continue as a going concern.

The Company's ability to continue as a going concern is an issue due to its net losses and negative cash flows from operations, and its need for additional financing to fund future operations. The Company's ability to continue as a going concern is subject to its ability to obtain necessary funding from outside sources, including the sale of its securities or loans from financial institutions. There can be no assurance that such funds, if available, can be obtained on terms reasonable to the Company. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that may result from the outcome of this uncertainty.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 3. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited interim consolidated financial statements of Armada Oil, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission and should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company's latest Annual Report filed with the SEC on Form 10-K for the year ended March 31, 2012. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the unaudited interim consolidated financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year as reported in the Form 10-K have been omitted.

Principles of Consolidation

These consolidated financial statements presented are those of the Company and its wholly-owned subsidiaries, International Energy Corp., e.Deal Enterprises, Corp., and Armada Oil and Gas. Only Armada Oil and Gas is currently an active operating entity. All significant intercompany transactions and accounts have been eliminated in consolidation.

Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include accruals related to oil and gas sales and expenses; estimates used in determining oil and gas reserves, the carrying value of oil and gas properties, including the asset retirement obligations and related accretion, depletion, and impairment, if any, of such oil and gas properties; and assumptions used in the fair value of stock-based compensation.

Reclassifications

Certain reclassifications have been made to prior fiscal period amounts or balances to conform to the presentation adopted in the current fiscal year.

Net Loss Per Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during a period. Diluted net loss per common share is computed by dividing the net loss, adjusted on an as if converted basis, by the weighted average number of common shares outstanding plus potential dilutive securities.

Cash and Cash Equivalents

Cash and cash equivalents includes highly liquid investments with original maturities of three months or less. Currently the Company has amounts deposited with financial institutions in excess of federally insured limits.

Full Cost Method of Accounting for Oil and Gas Properties

The Company has elected to utilize the full cost method of accounting for its oil and gas activities. In accordance with the full cost method of accounting, all costs associated with the acquisition, exploration and development of oil and gas reserves, including directly related overhead costs, are capitalized.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has obtained a reserve study with estimated proven reserves, for its Young County, Texas Property. Accordingly, the Company recorded depletion expense of $41,058 related to this property during both the three and six month periods ended September 30, 2012. Accumulated depletion as of September 30, 2012 is $41,048.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. Based on a recent engineering report prepared with respect to the Wyoming Property, and review of the production data for the Archer County, Texas, Property, management has determined that no impairment currently exists with respect to those properties. Management is assessing geographic and production data to determine the need for reserve studies for these oil and gas properties.

Proved Reserves

Estimates of the Company's proved reserves included in this report are prepared in accordance with GAAP and guidelines from the United States Securities and Exchange Commission ("SEC"). The Company's engineering estimates of proved oil and natural gas reserves directly impact financial accounting estimates, including depreciation, depletion and amortization expense and impairment. Proved oil and natural gas reserves are the estimated quantities of oil and natural gas reserves that geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under period-end economic and operating conditions. The process of estimating quantities of proved reserves is very complex, requiring significant subjective decisions in the evaluation of all geological, engineering and economic data for each reservoir. The accuracy of a reserve estimate is a function of: (i) the quality and quantity of available data; (ii) the interpretation of that data; (iii) the accuracy of various mandated economic assumptions, and (iv) the judgment of the persons preparing the estimate. The data for a given reservoir may change substantially over time as a result of numerous factors, including additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. Changes in oil and natural gas prices, operating costs and expected performance from a given reservoir also will result in revisions to the amount of the Company's estimated proved reserves. The Company engages independent reserve engineers to estimate its proved reserves.

Full Cost Ceiling Test

At the end of each quarterly reporting period, the unamortized costs of oil and gas properties are subject to a "ceiling test" which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, adjusted for related income tax effects. There was no ceiling test impairment during the three and six month periods ended September 30, 2012 or 2011.

Oil and Gas Revenue

The Company recognizes oil and gas revenue when oil and gas production is sold to a purchaser at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser's pipeline or truck. As a result of the numerous requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations, distribute and disburse funds to various working interest partners and royalty owners, the collection of revenues from oil and gas production may take up to 45 days following the month of production. Therefore, the Company may make accruals for revenues and accounts receivable based on estimates of its share of production. Since the settlement process may take 30 to 60 days following the month of actual production, the Company's financial results may include estimates of production and revenues for the related time period. The Company will record any differences between the actual amounts ultimately received and the original estimates in the period they become finalized.

Asset Retirement Obligation

The Company records the fair value of an asset retirement obligation ("ARO") in the period in which it is incurred if a reasonable estimate of fair value can be made. The present value of the estimated ARO is capitalized as part of the carrying amount of the long-lived asset and is depreciated over time as the discounted liability is accreted to its expected settlement value. The determination of fair value is based upon numerous estimates and assumptions, including future retirement costs, future recoverable quantities of oil and gas, future inflation rates and the credit-adjusted risk-free interest rate. The cost of the asset retirement obligation, less estimated salvage values, is included in the computation of depreciation, depletion, and amortization.

Stock-Based Compensation

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards. The Black-Scholes pricing model requires management to make assumptions regarding the warrant and option lives, expected volatility, and risk free interest rates. See "Note 8 Stock Options" and "Note 9 Warrants."

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax consequences attributable to net operating loss and credit carryforwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The Company records an estimated valuation allowance on its deferred income tax assets if it is not more likely than not that these deferred income tax assets will be realized.

Income tax provisions or benefits for interim periods are computed based on the Company's estimated annual effective tax rate. Based on the Company's historical losses and its expectation of continuation of losses for the foreseeable future, the Company has determined that it is not more likely than not that deferred tax assets will be realized and, accordingly, has provided a full valuation allowance. As the Company anticipates or anticipated that its net deferred tax assets at March 31, 2013 and 2012 would be fully offset by a valuation allowance, there is no federal or state income tax benefit for the six months ended September 30, 2012 and 2011 related to the losses incurred during such periods.

Subsequent Events

The Company has evaluated all transactions from September 30, 2012 through the financial statement issuance date for subsequent events disclosure consideration.

New Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company's previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial position, operations or cash flows.

Note 3. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Principles of Consolidation

These consolidated financial statements presented are those of the Company and its wholly-owed subsidiaries, International Energy Corp., e.Deal Enterprises Corp, and Armada Oil and Gas. Only Armada Oil and Gas is currently an active operating entity. All significant intercompany transactions and accounts have been eliminated in consolidation.

Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include accruals related to oil and gas sales and expenses; estimates used in determining oil and gas reserves, the carrying value of oil and gas properties and the impairment, if any, of such oil and gas properties; and assumptions used in the fair value of stock-based compensation.

Cash and Cash Equivalents

Cash and cash equivalents includes highly liquid investments with original maturities of three months or less. Currently the Company has amounts deposited with financial institutions in excess of federally insured limits.

Accounts Receivable

Accounts receivable represents that portion of the Company's net revenue interest in its oil and gas leases that has not been collected at the end of each period presented. To date, management has determined that no allowance for doubtful accounts is necessary since lease operating expenses have exceeded net revenue. At March 31, 2012, the Company has a payable recorded on its consolidated balance sheet due to the operator of the oil wells that exceeds the accounts receivable balance due from the same operator.

Full Cost Method of Accounting for Oil and Gas Properties

The Company has elected to utilize the full cost method of accounting for its oil and gas activities. In accordance with the full cost method of accounting, all costs associated with the acquisition, exploration and development of oil and gas reserves, including directly related overhead costs, are capitalized.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has not obtained reserve studies with estimated proven reserves. Management is assessing geographic and production data to determine the need for reserves studies.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. Accordingly, as of March 31, 2012, no amortization of capitalized costs of oil and gas properties was recorded. Further, based on a recent engineering report prepared with respect to the leasehold interests in 1,280 acres recently acquired in Wyoming and the relatively recent acquisitions in Texas, management has determined that no impairment currently exists.

Full Cost Ceiling Test

At the end of each quarterly reporting period, the unamortized costs of oil and gas properties are subject to a "ceiling test" which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, adjusted for related income tax effects. As noted above, the Company has not yet obtained reserve reports.

Asset Retirement Obligation

The Company accounts for its future asset retirement obligations ("ARO") by recording the fair value of the liability during the period in which it was incurred. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset. The increase in carrying value of a property associated with the capitalization of an ARO is included in proven oil and gas properties in the balance sheets. The ARO consists of costs related to the plugging of wells, removal of facilities and equipment, and site restoration on its oil and gas properties. The asset retirement liability is accreted to operating expense over the useful life of the related asset. As of March 31, 2012, the Company does not have an ARO.

Oil and Gas Revenue

The Company recognizes oil and gas revenue when oil and gas production is sold to a purchaser at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser's pipeline or truck. As a result of the numerous requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations, distribute and disburse funds to various working interest partners and royalty owners, the collection of revenues from oil and gas production may take up to 45 days following the month of production. Therefore, the Company may make accruals for revenues and accounts receivable based on estimates of its share of production. Since the settlement process may take 30 to 60 days following the month of actual production, its financial results may include estimates of production and revenues for the related time period. The Company will record any differences between the actual amounts ultimately received and the original estimates in the period they become finalized.

Fair Values of Financial Instruments

The Company measures certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in on orderly transaction between market participants. See Note 6. Fair Value Measurements.

Stock-Based Compensation

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards. The Black-Scholes pricing model requires management to make assumptions regarding the warrant and option lives, expected volatility, and risk free interest rates. See Note 9. Stock Options and Note 10. Warrants.

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss and credit carryforwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The Company records an estimated valuation allowance on its deferred income tax assets if it is not more likely than not that these deferred income tax assets will be realized.

The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. As of March 31, 2012 and 2011, the Company has not recorded any unrecognized tax benefits.

Estimated interest and penalties are recorded as a component of interest expense or other expense, respectively. See Note 12. Income Taxes.

Segment Reporting

The Company's business currently operates in one segment.

Net Loss Per Share

The computation of basic net loss per share is based on the weighted average number of shares that were outstanding during the year. The computation of diluted net loss per share is based on the weighted average number of shares used in the basic net loss per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method for shares subject to stock options and warrants. See Note 4. Net Loss Per Share.

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company's previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial statements.

Net Loss Per Share	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Net Loss Per Share [Abstract]
Net Loss Per Share

Note 4. Net Loss Per Share

During the three and six months ended September 30, 2012 and 2011, the Company recorded a net loss. As such, the inclusion of shares of common stock to be issued from the exercise of stock options and warrants would be anti-dilutive and basic and diluted net loss per share is the same for those periods. There were 164,000 stock options excluded from the computation of diluted net loss per share for the three and six months ended September 30, 2012. Also excluded from the computation were Series A Warrants, Series B Warrants, and Series C Warrants, to acquire 1,174,785, 2,520,000, and 2,520,000 shares of common stock, respectively. Excluded from the computation of diluted net loss per share for the three and six months ended September 30, 2011 were stock options to acquire 14,000 shares of common stock.

Note 4. Net Loss Per Share

During the years ended March 31, 2012 and 2011, the Company recorded a net loss. As such, the inclusion of shares of common stock to be issued from the exercise of stock options and warrants would be anti-dilutive and basic and diluted net loss per share is the same for those periods. There were 14,000 stock options excluded from the computation of diluted net loss per share for the year ended March 31, 2012 with a weighted-average exercise price of $2.61 per share. Also excluded from the computation were Series A Warrants, Series B Warrants, and Series C Warrants to acquire 1,174,785, 2,520,000, and 2,520,000 shares of common stock, respectively, with weighted-average exercise prices of $1.25, $2.00, and $3.00 per share, respectively. Excluded from the computation of diluted net loss per share for the year ended March 31, 2011 were stock options to acquire 20,000 shares of common stock with a weighted-average exercise price of $3.08 per share.

For purposes of earnings per share computations, shares of common stock that are issuable at the end of a reporting period are included as outstanding.

Following is the computation of basic and diluted net loss per share for the years ended March 31, 2012 and 2011:

	Year Ended
	March 31,
	2012	2011
Numerator - net loss	$(534,222)	$(183,666)

Denominator - weighted average number of common shares outstanding - basic and diluted	10,126,921	8,449,846

Basic and diluted net loss per common share	$(0.05)	$(0.02)

Oil and Gas Properties	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Oil and Gas Property [Abstract]
Oil and Gas Properties

Note 5. Oil and Gas Properties

Following are the carrying values of the Company's oil and gas properties by location, net of depletion, at September 30, 2012 and March 31, 2012:

	September 30, 2012	March 31, 2012
Carbon County, Wyoming	$25,135,945	$24,020,538
Gonzales County , Texas	1,818,000	1,818,000
Young County, Texas	162,749	166,866
Archer County, Texas	151,517	125,000
Total	$27,268,211	$26,130,404

Following is the aggregate amount of capitalized costs relating to oil and gas producing activities and the aggregate amount of related accumulated depletion during the six months ended September 30, 2012:

Six Months
Ended
September 30, 2012
Net oil and gas properties at March 31, 2012	$26,130,404
Acquisition costs	276,107
Deposits on lease acquisitions	118,879
Asset retirement costs	55,924
Development and exploration costs	727,955
27,309,269
Accumulated depletion expense	(41,058)
Net oil and gas properties at September 30, 2012	$27,268,211

Armada Oil and Gas

On March 30, 2012, the Company completed the acquisition of Armada Oil and Gas through a share exchange agreement (the "Share Exchange Agreement") and assumed a Purchase and Option Agreement between Armada Oil and Gas and TR Energy, through which it received leasehold interests in 1,280 acres of land, engineering data, and 2D seismic data, as well as an option to purchase leasehold interests to an additional 23,700 acres, in the Niobrara and Casper formation projects. The Company believes that this acquisition supports its business plan of discovering, acquiring, and developing onshore oil and natural gas resources in prolific and productive geological formations in North America.

Pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas' common stock and all outstanding stock purchase warrants in return for 8,870,000 shares of the Company's common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company's common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share, and 2,520,000 Series C Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of the Company's shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share (collectively the "Purchase Consideration").

The fair value of the Purchase Consideration on the date of acquisition was $24,387,356. The closing price of the Company's common stock on March 30, 2012 (as quoted on the OTC Markets Group Inc. OTCQBTM tier), was $1.80 per share (a Level 1 input), resulting in an estimated fair value of the 8,870,000 shares of common stock of $15,966,000. The fair value of the 2,520,000 Series B Warrants, as calculated using the Black-Scholes model, was $4,125,716, using the following assumptions (Level 3 inputs): risk-free interest rate of 1.04%; expected lives of 5 years, expected volatility of 152.56%, and a 0% dividend yield. The fair value of the 2,520,000 Series C Warrants, as calculated using the Black-Scholes model, was $4,295,640, using the following assumptions (Level 3 inputs): risk-free interest rate of 1.61%; expected lives of 7 years, expected volatility of 152.56%, and a 0% dividend yield.

As part of the acquisition of Armada Oil and Gas, the Company acquired $378,436 of cash and the Wyoming Property, and assumed accounts payable of $11,618. The Company engaged an independent third party (the "Valuation Firm") to perform a valuation of the Wyoming Property acquired pursuant to the Purchase and Option Agreement. Using assumptions and estimates typical for similar property in that same geographic region, and in accordance with SEC guidelines, the Valuation Firm determined that the Wyoming Property had a fair value ranging from $19,260,000 (using a present value discount factor of 15% of estimated cumulative future cash flows, a Level 3 input, using the income based approach) to $27,674,000 (using a present value discount factor of 5% of estimated cumulative future cash flows, a Level 3 input, using the income based approach). The fair value assigned to the Wyoming Property by the Company was $24,020,538, which falls within approximately 2% of the mid-point of the aforementioned range.

Following is a summary of the Purchase Consideration and the acquisition date fair value of the Armada Oil and Gas assets acquired and liabilities assumed on March 30, 2012:

Purchase Consideration:
Fair value of 8,870,000 shares of the Company's common stock	$15,966,000
Fair value of 2,520,000 Series B Warrants	4,125,716
Fair value of 2,520,000 Series C Warrants	4,295,640
Total Purchase Consideration	$24,387,356

Acquisition Date Assets Acquired and Liabilities Assumed:
Cash	$378,436
Oil and gas property	24,020,538
Accounts payable	(11,618)
Net Acquisition Date Assets Acquired and Liabilities Assumed	$24,387,356

Armada Oil and Gas was incorporated on January 19, 2012. Accordingly, it did not have any operations prior to this time. Therefore, if the Company had acquired Armada Oil and Gas on April 1, 2011, the Company's consolidated results of operations and net loss would remain unchanged for the three and six month periods ended September 30, 2011.

On September 25, 2012, the Company amended its Purchase and Option Agreement covering certain lands in Carbon County, WY (the "TR Energy Amendment"), whereby the date upon which the Company is required to exercise its option to purchase an additional 320 acres for drill sites was extended to December 1, 2012. In addition, payment will now be made in three approximately equal installments, on or before December 1, 2012, February 1, 2013 and May 1, 2013, respectively. The TR Energy Amendment also extends the time by which the Company must drill the first test well to sixty (60) days from the date that field operations of the first seismic program is concluded, provided weather permits drilling activity. Upon payment of the third installment per above, TR Energy agrees to extend the time whereby Armada can exercise its option to acquire all or part of the remaining 23,700 acres from March 31, 2012 to September 30, 2014.

Leasing Activity

During the three and six month periods ended September 30, 2012, the Company renewed existing leases and entered into new leases associated with the Wyoming Property for a total cost of $239,911 and $394,984, respectively. Deposits on lease acquisitions at September 30, 2012 totaled $118,879. At September 30, 2012, the Company held mineral rights to 2,288 acres associated with the Wyoming Property, including acreage for which funds have been deposited.

Gonzales County, Texas Property ("GC Property")

Unproven oil and gas properties at September 30, 2012 and March 31, 2012 include the estimated fair value of the Gonzales County Property on the date of acquisition. Effective July 29, 2011, the Company entered into the GC Asset Purchase Agreement whereby it issued 1,800,000 shares of its common stock to acquire the lease to approximately 300 acres of undeveloped land in Gonzales County, Texas. The closing price of the Company's common stock on July 29, 2011 (as quoted on the OTC Markets Group Inc. OTCQBTM tier), was $1.01 per share, resulting in an estimated fair value of $1,818,000 on the date of acquisition.

Young County, Texas Property ("YC Property")

Proven oil and gas properties at September 30, 2012 and March 31, 2012 include the estimated fair value of the Young County Property on the date of acquisition. Effective July 29, 2011, the Company entered into the YC Asset Purchase Agreement whereby it acquired two leases totaling approximately 120 contiguous acres of land and fourteen wells in Young County, Texas for total cash compensation of $128,500.

Archer County, Texas Property ("AC Property")

Unproven oil and gas properties at September 30, 2012 and March 31, 2012 include the estimated fair value of the Archer County Property on the date of acquisition. Effective September 16, 2011, the Company entered into the AC Asset Agreement, whereby it acquired two leases totaling approximately 140 acres of land and twelve wells in Archer County, Texas for $125,000.

Note 5. Oil and Gas Properties

Following is the aggregate amount of capitalized costs relating to oil and gas producing activities and the aggregate amount of related accumulated depreciation, depletion, and amortization at March 31, 2012 and March 31, 2011:

	March 31,	March 31,
	2012	2011
Unproven oil and gas properties	$26,092,038	$-
Development costs	38,366	-
	26,130,404	-
Impairment and depletion, depreciation and amortization	-	-
Oil and gas properties, net	$26,130,404	$-

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has not obtained reserve studies with estimated proven reserves. Management is assessing geographic and production data to determine the need for reserves studies.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. Accordingly, as of March 31, 2012, no amortization of capitalized costs of oil and gas properties was recorded. Properties which are not being amortized are assessed quarterly, on a property-by-property basis, to determine whether they are recorded at the lower of cost or fair value. Based on a recent engineering report prepared with respect to the leasehold interests in 1,280 acres recently acquired in Wyoming and the relatively recent acquisitions in Texas, management has determined that no impairment currently exists.

Gonzales County, Texas Property ("GC Property")

Unproven oil and gas properties at March 31, 2012 includes the estimated fair value of the GC APA on July 29, 2011, the date of acquisition, whereby, the Company issued 1,800,000 shares of its common stock to acquire the lease to approximately 300 acres of undeveloped land in Gonzales County, Texas. The closing price of the Company's common stock on July 29, 2011 (as quoted on the OTC Markets Group Inc. OTCQBTM tier), was $1.01 per share, resulting in an estimated fair value of $1,818,000 on the date of acquisition.

Young County, Texas Property ("YC Property")

Unproven oil and gas properties at March 31, 2012 includes the estimated fair value of the YC APA on the date of acquisition. Effective July 29, 2011, the Company entered into the YC APA, whereby it acquired two leases totaling approximately 120 contiguous acres of land and fourteen wells in Young County, Texas for total cash compensation of $128,500.

Archer County, Texas Property ("AC Property")

Unproven oil and gas properties at March 31, 2012 includes the estimated fair value of the AC AA on the date of acquisition. Effective September 16, 2011, the Company entered into the AC AA, whereby it acquired two leases totaling approximately 140 acres of land and twelve wells in Archer County, Texas for $125,000.

During the quarter ended March 31, 2012, the Company conducted repairs on, and further developed, both the YC Property and the AC Property, including performing acid jobs on all the wells, to increase the volume of fluids in the injection wells in an attempt to increase production. During the second half of 2012, the Company plans to continue its efforts to increase production of the wells. There is no guarantee that any efforts the Company undertakes will prove to be effective.

Armada Oil and Gas

On March 30, 2012, the Company completed the acquisition of Armada Oil and Gas and assumed a Purchase and Option Agreement between Armada Oil and Gas and TR Energy, through which it received leasehold interests in 1,280 acres of land, engineering data, and 2D seismic, as well as an option to purchase leasehold interests to an additional 23,700 acres, in the Niobrara and Casper formation projects. The Company believes that this acquisition supports its business plan of discovering, acquiring, and developing onshore oil and natural gas resources in prolific and productive geological formations in North America.

Pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas' common stock and all outstanding stock purchase warrants with the Company in return for 8,870,000 shares of the Company's common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company's common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share and 2,520,000 Series C Warrants allowing the Armada Oil and Gas stockholders to purchase up to an equal number of the Company's shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share (collectively the "Purchase Consideration").

The fair value of the Purchase Consideration on the date of acquisition was $24,387,356. The closing price of the Company's common stock on March 30, 2012 (as quoted on the OTC Markets Group, Inc. OTCQBTM tier), was $1.80 per share (a level 1 input), resulting in an estimated fair value of the 8,870,000 shares of common stock of $15,966,000. The fair value of the 2,520,000 Series B Warrants, as calculated using the Black-Scholes model, was $4,125,716, using the following assumptions (level 3 inputs): risk-free interest rate of 1.04%; expected lives of 5 years, expected volatility of 152.56%, and a 0% dividend yield. The fair value of the 2,520,000 Series C Warrants, as calculated using the Black-Scholes model, was $4,295,640, using the following assumptions (level 3 inputs): risk-free interest rate of 1.61%; expected lives of 7 years, expected volatility of 152.56%, and a 0% dividend yield.

As part of the acquisition of Armada Oil and Gas, the Company acquired $378,436 of cash and the Wyoming Property, and assumed accounts payable of $11,618. The Company engaged an independent third party (the "Valuation Firm") to perform a valuation of the Wyoming Property acquired pursuant to the Purchase and Option Agreement. Using assumptions and estimates typical for similar property in that same geographic region, and in accordance with SEC guidelines, the Valuation Firm determined that the Wyoming Property had a fair value ranging from $19,260,000 (using a present value discount factor of 15% of estimated cumulative future cash flows, a level 3 input, using the income based approach) to $27,674,000 (using a present value discount factor of 5% of estimated cumulative future cash flows, a level 3 input, using the income based approach). The fair value assigned to the Wyoming Property by the Company was $24,020,538, which falls within approximately 2% of the mid-point of the aforementioned range.

Following is a summary of the Purchase Consideration and the acquisition date fair value of the Armada Oil and Gas assets acquired and liabilities assumed on March 30, 2012:

Purchase Consideration
Fair value of 8,870,000 shares of the Company's common stock	$15,966,000
Fair value of 2,520,000 Series B Warrants	4,125,716
Fair value of 2,520,000 Series C Warrants	4,295,640
Total Purchase Consideration	$24,387,356

Acquisition Date Assets Acquired and Liabilities Assumed
Cash	$378,436
Oil and gas property	24,020,538
Accounts payable	(11,618)
Total Acquisition Date Assets Acquired and Liabilities Assumed	$24,387,356

Armada Oil and Gas was incorporated on January 19, 2012, in the State of Nevada. Accordingly, it did not have any operations prior to this time. Therefore, if the Company had acquired Armada Oil and Gas on April 1, 2010, the Company's consolidated results of operations and net loss would remain unchanged for its fiscal year ended March 31, 2011, and its consolidated net loss would have been $559,207 for the fiscal year ended March 31, 2012.

Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 6. Fair Value Measurements

Fair value is defined within the accounting rules as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The rules established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. As presented in the tables below, this hierarchy consists of three broad levels:

Level 1:	Valuations consist of unadjusted quoted prices in active markets for identical assets and liabilities and has the highest priority;

Level 2:	Valuations rely on quoted prices in markets that are not active or observable inputs over the full term of the asset or liability;

Level 3:	Valuations are based on prices or third party or internal valuation models that require inputs that are significant to the fair value measurement and are less observable and thus have the lowest priority.

Fair Value of Financial Instruments

Cash and Cash Equivalents, Accounts Receivable and Accounts Payable. The carrying amounts for these instruments approximate fair value due to the short-term nature or maturity of the instruments.

Private Placement	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Private Placement [Abstract]
Private Placement

Note 6. 2012 Private Placement

In September 2012, the Company entered into a self directed 2012 Private Placement (the "2012 Private Placement") with respect to the sale of up to 1,111,111 units at a price of $0.90 per unit. Each unit to be issued in the 2012 Private Placement consists of one share of the Company's common stock and one Series D Common Stock Warrant (the "Series D Warrant") to purchase one share of common stock at $1.25 per share for a period of 36 months from the date of issuance. The 2012 Private Placement, originally due to expire on October 31, 2012, has been extended by the Company through December 31, 2012.

During the quarter ended September 30, 2012, the Company raised $428,000 pursuant to the terms of the 2012 Private Placement. The issuance of the related 475,556 shares of common stock and 475,556 Series D Warrants is pending the closing of the 2012 Private Placement, on or before December 31, 2012. At September 30, 2012, the Company recorded the $428,000 as stock payable in current liabilities.

Note 7. 2011 Private Placement

In October 2011, the Company entered into a self directed 2011 Private Placement consisting of the sale of 2,500,000 Units at a price of $0.60 per Unit. Each Unit consisted of one share of the Company's common stock and one Series A Warrant to purchase one share of common stock at $1.25 per share for a period of two years from the date of issuance. The 2011 Private Placement closed on December 31, 2011, raising $704,870 in the sale of 1,174,785 shares of common stock and 1,174,785 Series A Warrants. The issuance of the shares of common stock and the shares underlying the Series A Warrants are exempt from registration pursuant to regulation Rule 506.

At the time of grant, the fair value of the 1,174,785 Series A Warrants, as calculated using the Black-Scholes model, was $569,383, using the following weighted average assumptions: risk-free interest rate of 0.27%; expected lives of 2 years, expected volatility of 167.9%, and a 0% dividend yield. The proceeds from the 2011 Private Placement allocated to the warrants and common stock were $288,285 and $416,585, respectively, based on their relative fair values on the date of issuance.

Capital Stock	12 Months Ended
Mar. 31, 2012
Capital Stock [Abstract]
Capital Stock

Note 8. Capital Stock

Preferred Stock

At March 31, 2012, there were 1,000,000 shares of preferred stock (par value of $0.01 per share) authorized, of which no shares were issued and outstanding. The Board of Directors has the authority to divide the preferred stock into series and to fix and determine the relative rights and preferences of the shares of any such series so established to the full extent permitted by the laws of the State of Nevada and the Articles of Incorporation. Holders of the preferred stock are entitled to one vote for each share held of record. Holders of the preferred stock vote with holders of the common stock as one class.

Common Stock

On June 27, 2011, the Company effected a one-for-five reverse stock split with all fractional shares being rounded up to the nearest whole share. The Reverse Split was declared effective by FINRA on June 29, 2011. All share and per share amounts have been retrospectively restated to reflect the Reverse Split.

On July 29, 2011, the Company issued 1,800,000 shares of its common stock in exchange for the lease to approximately 300 acres of undeveloped land in Gonzales County, Texas.

On March 30, 2012, pursuant to the Share Exchange Agreement, the Company issued 8,870,000 shares of its common stock, 2,520,000 Series B Warrants at a purchase price of $2.00 per share, and 2,520,000 Series C Warrants at a purchase price of $3.00 per share.

During the year ended March 31, 2012, the Company issued 1,174,785 shares of its common stock pursuant to the terms of the 2011 Private Placement.

See Note 1. Organization and Description of Business for further discussion of the Share Exchange Agreement, Note 5. Oil and Gas Properties for the fair value of the common stock and warrants issued and the net assets acquired, Note 7. 2011 Private Placement, and Note 10. Warrants.

Asset Retirement Obligations	6 Months Ended
Sep. 30, 2012
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

Note 7. Asset Retirement Obligations

The following table provides a reconciliation of the changes in the estimated asset retirement obligations for the six months ended September 30, 2012.

September 30, 2012

Beginning balance, asset retirement obligations	$-
Additions	55,924
Accretion expense	7,516
Ending balance, asset retirement obligations	$63,440

Stock Options	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Stock Options [Abstract]
Stock Options

Note 8. Stock Options

On September 30, 2002, the stockholders of the Company approved its 2002 Incentive Stock Plan (the "2002 Plan"), which had 4,000,000 shares reserved for issuance thereunder. The 2002 Stock Plan expired in September 2012. In anticipation of its expiration, by way of Unanimous Written Consent dated April 27, 2012, the Board of Directors (the "Board") approved the terms and provisions of the 2012 Long-Term Incentive Plan ("2012 Incentive Plan"). The 2012 Incentive Plan was approved by shareholders owning the majority of the Company's shares of common stock and became effective on May 1, 2012, after which time no new equity awards may be made under the 2002 Plan. Pursuant to an Option Exchange Agreement dated June 15, 2012, the 14,000 stock options outstanding under the 2002 Plan were exchanged for an equal number of options issued under, and in accordance with the terms of the 2012 Incentive Plan. All terms of the original option grants remain the same. The Company has reserved 5,000,000 shares of common stock for issuance upon grant or exercise of awards by participants under the 2012 Incentive Plan, none of which are currently registered with the SEC. The 2012 Incentive Plan provided shares available for options granted to employees, directors, and others. Stock options granted under the 2012 Incentive Plan generally vest over one to five years or as otherwise determined by the Board or committee of the Board. Options to purchase shares of common stock expire no later than ten years after the date of grant.

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its financial statements over the requisite service period. The grant date fair value of stock options is based on the price of a share of the Company's common stock on the date of grant. In determining the grant date fair value of stock options, the Company uses the Black-Scholes option pricing model which requires management to make assumptions regarding the option lives, expected volatility, and risk free interest rates, all of which impact the fair value of the option and, ultimately, the expense that will be recognized over the life of the option.

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for a bond with a similar term. The Company does not anticipate declaring dividends in the foreseeable future. Volatility is calculated based on the historical weekly closing stock prices for the same period as the expected life of the option. The Company uses the "simplified" method for determining the expected term of its "plain vanilla" stock options. The Company recognizes compensation expense for only the portion of stock options that are expected to vest. Therefore, the Company applies an estimated forfeiture rate that is derived from historical employee termination data and adjusted for expected future employee turnover rates. To date, the Company has experienced minimal forfeitures, which did not impact the fair value of the stock option grants. If the actual number of forfeitures differs from those estimated by the Company, additional adjustments to compensation expense may be required in future periods.

The following table sets forth the stock-based compensation expense, included in general and administrative expense, resulting from stock option grants, including those previously granted and vesting over time, which was recorded in the Company's Consolidated Statements of Operations for the three and six months ended September 30, 2012 and 2011:

	Three Months Ended		Six Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

General and administrative expense	$25,753	$(15,477)	$71,334	$(13,323)
Total	$25,753	$(15,477)	$71,334	$(13,323)

Following is a summary of the Company's stock option activity for the six months ended September 30, 2012:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Options	Exercise Price	Term	Value
Outstanding at March 31, 2012	14,000	$2.61		$-
Grants	150,000	1.55
Outstanding at September 30, 2012	164,000	$1.64	9.3 years	$-
Exercisable at September 30, 2012	40,000	$1.88	8.7 years	$-
Available for grant at September 30, 2012	4,836,000

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all "in-the-money" options (i.e. the difference between the Company's closing stock price on the last trading day of its second quarter of fiscal year 2013 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on September 30, 2012. The intrinsic value of the options changes based on the fair market value of the Company's common stock.

Stock Option Grants

Effective May 10, 2012, the Company appointed Mr. Kenneth T. Hern and Mr. Will E.D. Matthews to serve on the Company's Board. Effective May 30, 2012, Mr. Eric Wold, was appointed to the Board.

As compensation for their service on the Board, each of Messrs. Hern, Matthews, and Wold, received a grant of 50,000 stock options pursuant to the Company's 2012 Incentive Plan. 10,000 of these options vest immediately upon appointment; 20,000 vest on the one-year anniversary of service; and the remaining 20,000 vest on the two-year anniversary. The stock option is further subject to the terms and conditions of a stock option agreement between each director and the Company. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be a director of the Company. Upon termination of such service, the director will have until the second anniversary of the termination date to exercise vested stock options, if any.

The stock options granted on May 10, 2012, have an exercise price of $1.60 per share, the fair value of the Company's common stock on the date of grant and expire 10 years from the date of grant. The fair value of the aggregate 100,000 stock options granted on May 10, 2012, was estimated at $1.17 per share, for a total of $117,000, using the Black-Scholes option pricing model with the following assumptions: expected volatility of 90.88%, risk-free interest rate of 0.79%, expected lives of 5.75 years, and a 0% dividend yield.

The stock option granted on May 30, 2012 has an exercise price of $1.45 per share, the fair value of the Company's common stock on the date of grant and expires 10 years from the date of grant. The fair value of the 50,000 stock options granted on May 30, 2012, was estimated at $1.04 per share, for a total of $52,000, using the Black-Scholes option pricing model with the following assumptions: expected volatility of 88.60%, risk-free interest rate of 0.69%, expected lives of 5.75 years, and a 0% dividend yield.

Stock Option Forfeiture

Effective as of July 29, 2011, Ms. Joanne Lustre resigned as a member of the Company's Board of Directors. Of the 10,000 stock options previously granted to Ms. Lustre on September 12, 2008, 4,000 had vested as of the date of her resignation and may be exercised through September 11, 2018, their original expiration date. The remaining 6,000 options granted to Ms. Lustre had not vested and have been forfeited. Accordingly, during the three and six months ended September 30, 2011, the Company recorded a reversal of stock compensation expense previously recorded of $16,182, which is included in general and administrative expense.

As of September 30, 2012, the Company had $99,398 of total unrecognized compensation expense related to unvested stock options which is expected to be recognized over a period of 1.75 years.

The following table summarizes information about stock options outstanding and exercisable at September 30, 2012:

		Stock Options Outstanding			Stock Options Exercisable
Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$1.45	50,000	9.7	$1.45	10,000	9.7	$1.45
1.60	100,000	9.6	1.60	20,000	9.6	1.60
2.00	10,000	6.0	2.00	6,000	6.0	2.00
4.15	4,000	6.0	4.15	4,000	6.0	4.15
$1.45 - $ 4.15	164,000	9.3	$1.64	40,000	8.7	$1.88

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.

Note 9. Stock Options

On September 30, 2002, the stockholders of the Company approved its 2002 Incentive Stock Plan (the "2002 Plan"), which has 4,000,000 shares reserved for issuance thereunder, none of which are currently registered with the SEC. The 2002 Plan provides shares available for options granted to employees, directors and others. The options granted to employees under the Company's 2002 Plan generally vest over one to five years or as otherwise determined by the plan administrator. Options to purchase shares expire no later than ten years after the date of grant.

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its financial statements over the requisite service period. The grant date fair value of stock options is based on the price of a share of the Company's common stock on the date of grant. In determining the grant date fair value of stock options, the Company uses the Black-Scholes option pricing model which requires management to make assumptions regarding the option lives, expected volatility, and risk free interest rates, all of which impact the fair value of the option and, ultimately, the expense that will be recognized over the life of the option.

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for a bond with a similar term. The Company does not anticipate declaring dividends in the foreseeable future. Volatility is calculated based on the historical weekly closing stock prices for the same period as the expected life of the option. The Company uses the "simplified" method for determining the expected term of its "plain vanilla" stock options. The Company recognizes compensation expense for only the portion of stock options that are expected to vest. Therefore, the Company applies an estimated forfeiture rate that is derived from historical employee termination data and adjusted for expected future employee turnover rates. To date, the Company has experienced minimal forfeitures, which did not impact the fair value of the stock option grants. If the actual number of forfeitures differs from those estimated by the Company, additional adjustments to compensation expense may be required in future periods.

The following table sets forth the stock-based compensation expense resulting from stock option grants, including those previously granted and vesting over time, which was recorded in the Company's Consolidated Statements of Operations for the years ended March 31, 2012 and 2011:

	Year Ended
	March 31,
	2012	2011

Director and management fees, net of the reversal of stock-based compensation	$(12,363)	$11,438
Total	$(12,363)	$11,438

Following is a summary of the Company's stock option activity for the years ended March 31, 2012 and 2011:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of Options	Exercise Price	Term	Value
Outstanding at March 31, 2010	1,610,000	$0.68
Cancellations	(1,590,000)	0.65
Outstanding at March 31, 2011	20,000	$3.08
Forfeitures	(6,000)	4.15
Outstanding at March 31, 2012	14,000	$2.61	6.5 years	$-
Exercisable at March 31, 2012	10,000	$2.86	6.5 years	$-
Available for grant at March 31, 2012	3,976,000

The 2002 Stock Plan expires in September 2012. In anticipation of its expiration, by way of Unanimous Written Consent dated April 27, 2012, the Board of Directors approved the terms and provisions of the 2012 Long-Term Incentive Plan ("2012 Incentive Plan). The 2012 Incentive Plan was approved by shareholders owning the majority of the Company's shares of common stock and became effective on May 1, 2012, after which time no new equity awards may be made under the 2002 Stock Plan. Pursuant to an Option Exchange Agreement dated June 15, 2012, the 14,000 stock options outstanding under the 2002 Plan at March 31, 2012 and as of May 1, 2012, were exchanged for an equal number of options issued under, and in accordance with the terms of the 2012 Incentive Plan. All terms of the original option grants remain the same. The Company has reserved 5,000,000 shares of common stock for issuance upon grant or exercise of awards by participants under the 2012 Incentive Plan.

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all "in-the-money" options (i.e. the difference between the Company's closing stock price on the last trading day of its fiscal year 2012 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on March 31, 2012. The intrinsic value of the options changes based on the fair market value of the Company's common stock.

Stock Option Forfeitures

Effective July 29, 2011, Ms. Joanne Lustre resigned as a member of the Company's Board of Directors. Of the 10,000 stock options previously granted to Ms. Lustre on September 12, 2008, 4,000 had vested as of the date of her resignation and may be exercised through September 11, 2018, their original expiration date. The remaining 6,000 options granted to Ms. Lustre had not vested and were forfeited. Accordingly, during the year ended March 31, 2012, the Company recorded a reversal of stock compensation expense previously recorded of $16,182, which is included in director and management fees.

Stock Option Cancellations

On August 30, 2010, the Company cancelled 1,590,000 stock options granted on June 10, 2005, at an exercise price of $0.65 per share. These stock options were fully vested on their cancellation date and the related stock-based compensation expense was already previously recorded.

As of March 31, 2012, the Company had $1,733 of total unrecognized compensation expense related to unvested stock options which is expected to be recognized over a period of 1.75 years.

The following table summarizes information about stock options outstanding and exercisable at March 31, 2012:

	Stock Options Outstanding			Stock Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
	Number of	Remaining	Average	Number of	Remaining	Average
	Options	Contractual	Exercise	Options	Contractual	Exercise
Exercise Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price
$2.00	10,000	6.5	$2.00	6,000	6.5	$2.00
4.15	4,000	6.5	4.15	4,000	6.5	4.15
$2.00 -$4.15	14,000	6.5	$2.61	10,000	6.5	$2.86

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.

Warrants	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Warrants [Abstract]
Warrants

Note 9. Warrants

The following table summarizes warrant-related activity for the six months ended September 30, 2012:

					Weighted
		Number of Warrants		Number of Warrants	Remaining Contractual
	Exercise	Outstanding at		Outstanding at	Term (Years) at
Series	Price	March 31, 2012	Issued	September 30, 2012	September 30, 2012

A	$1.25	1,174,785	-	1,174,785	1.1
B	2.00	2,520,000	-	2,520,000	4.5
C	3.00	2,520,000	-	2,520,000	6.5
		6,214,785	-	6,214,785	4.7

At September 30, 2012, the weighted average exercise price of the warrants is $2.26 per share.

All Series A Warrants outstanding and exercisable at September 30, 2012 were issued pursuant to the 2011 Private Placement consisting of the sale of 2,500,000 Units at a price of $0.60 per Unit. Each Unit consisted of one share of the Company's common stock and one Series A Warrant to purchase one share of common stock at $1.25 per share for a period of two years from the date of issuance. The 2011 Private Placement closed on December 31, 2011, raising $704,870 from the sale of 1,174,785 shares of common stock and 1,174,785 Series A Warrants.

On March 30, 2012, pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas' common stock and all outstanding stock purchase warrants with the Company in return for 8,870,000 shares of the Company's common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company's common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share and 2,520,000 Series C Warrants allowing the Armada Oil and Gas stockholders to purchase up to an equal number of the Company's shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share.

The Series C Warrants may not be exercised unless and until the Company informs the holder that the aggregate number of shares of common stock issuable upon exercise of all of the Series C Warrants, along with all other warrants issued by the Company pursuant to the Share Exchange Agreement, together with the shares of the Company's common stock issued to the Armada Oil and Gas Stockholders pursuant to the Share Exchange Agreement, will not constitute more than 49.9% of the Company's total number of shares of common stock issued and outstanding at the time of exercise.

During the quarter ended September 30, 2012, the Company raised $428,000 pursuant to the terms of the 2012 Private Placement. The issuance of the related 475,556 shares of common stock and 475,556 Series D Warrants is pending the closing of the 2012 Private Placement, on or before December 31, 2012. As such, the Series D Warrants are not considered outstanding at September 30, 2012 and the Company recorded the $428,000 as stock payable in current liabilities.

See Note 5 Oil and Gas Properties and Note 6 2012 Private Placement.

Note 10. Warrants

The following table summarizes warrant-related activity for the year ended March 31, 2012:

					Weighted
					Average
		Number of Warrants		Number of Warrants	Remaining Contractual
	Exercise	Outstanding at		Outstanding at	Term (Years) at
Series	Price	March 31, 2011	Issued	March 31, 2012	March 31, 2012

A	$1.25	-	1,174,785	1,174,785	1.6
B	2.00	-	2,520,000	2,520,000	5.0
C	3.00	-	2,520,000	2,520,000	7.0
		-	6,214,785	6,214,785	5.2

The weighted average exercise price of the warrants is $2.26 per share.

All Series A Warrants outstanding and exercisable at March 31, 2012 were issued pursuant to the 2011 Private Placement. Each Series A Warrant is exercisable at $1.25 per share and expires two years from the date of issuance.

On March 30, 2012, pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas' common stock and all outstanding stock purchase warrants with the Company in return for 8,870,000 shares of the Company's common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company's common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share and 2,520,000 Series C Warrants allowing the Armada Oil and Gas stockholders to purchase up to an equal number of the Company's shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share.

The Series C Warrants may not be exercised unless and until the Company informs the holder that the aggregate number of shares of common stock issuable upon exercise of all of the Series C Warrants, along with all other warrants issued by the Company pursuant to the Share Exchange Agreement, together with the shares of the Company's common stock issued to the Armada Oil and Gas Stockholders pursuant to the Share Exchange Agreement, will not constitute more than 49.9% of the Company's total number of shares of common stock issued and outstanding at the time of exercise.

See Note 1. Organization and Description of Business, Note 5. Oil and Gas Properties, and Note 7. 2011 Private Placement for additional information.

Commitments and Contingencies	6 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 10. Commitments and Contingencies

At September 30, 2012, the Company's contractual obligations consisted of future minimum lease payments of $3,297 pursuant to its corporate office leases in Houston, Texas and additional office space in San Carlos, California. In addition, the Company has future minimum payments of $52,989 due over the next twelve months pursuant to contractual agreements with third parties for legal services, public and investor relations services, and SEC related filing services.

Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 11. Related Party Transactions

Effective July 29, 2011, the Company entered into an Asset Purchase Agreement with Mr. Cerna, our President and CEO and a member of our Board of Directors, and Acqua Ventures, Inc. pursuant to which it acquired the lease to approximately 300 acres of undeveloped land in Gonzales County, Texas for total compensation of 1,800,000 shares of the Company's common stock. Of the total 1,800,000 shares of common stock issued, 1,400,000 shares were issued to Mr. Cerna and 400,000 shares were issued to Acqua Ventures, Inc., an unrelated third party. On the date of the acquisition, the 1,800,000 shares of common stock issued in this transaction had an estimated fair value of $1,818,000 and the 1,400,000 shares of common stock issued to Mr. Cerna had an estimated fair value of $1,414,000.

Effective July 29, 2011, the Company entered into an Asset Purchase Agreement with Mr. Cerna pursuant to which it acquired two leases totaling approximately 120 contiguous acres of land and fourteen wells in Young County, Texas for total compensation of $128,500.

On March 30, 2012, the Company completed the acquisition of Armada Oil and Gas through the Share Exchange Agreement, pursuant to which Mr. David Moss, a member of our Board of Directors, received 4,200,000 shares of the Company's common stock, representing 20.7% of the Company's issued and outstanding shares of common stock at the time of acquisition.

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 12. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets at March 31, 2012 and 2011 are as follows:

	Year Ended
	March 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$841,611	$659,346
Capitalized research and development	52,494	60,609
Capitalized oil and gas development costs	1,362	-
Capitalized acquisition related costs	9,737	-
Stock based compensation	10,563	14,766
Research and development credit carry forward	10,085	10,085
Total deferred tax assets	925,852	744,806
Less: valuation allowance	(925,852)	(744,806)
Net deferred tax asset	$-	$-

The net increase in the valuation allowance for deferred tax assets was $181,046 for the year ended March 31, 2012. The net decrease in the valuation allowance for deferred tax assets was $223,516 for the year ended March 31, 2011. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management's judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at March 31, 2012 available to offset future federal taxable income, if any, of $2,475,327, which will begin to expire during the fiscal year ended March 31, 2022. Accordingly, there is no current tax expense for the fiscal years ended March 31, 2012 and 2011. In addition, the Company has research and development tax credit carry forwards of $10,085 at March 31, 2012, which are available to offset federal income taxes and begin to expire during the fiscal year ended March 31, 2028.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the years ended March 31, 2012 and 2011.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended March 31, 2012 and 2011:

	Year Ended
	March 31,
	2012	2011
Income tax benefit at statutory rate	$181,635	$62,446
Non-deductible meals and entertainment	(589)	(368)
Cancellation of fully vested stock options	-	(285,594)
Change in valuation allowance	(181,046)	223,516
	$-	$-

The fiscal years 2009 through 2012 remain open to examination by federal authorities and other jurisdictions in which the Company operates.

Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

On October 11, 2012, the Company entered into an employment agreement (the "Cerna Employment Agreement") with Mr. James J. Cerna, Jr., pursuant to which Mr. Cerna will continue to serve as the Company's President and Chief Executive Officer. Under the terms of the Cerna Employment Agreement, Mr. Cerna will be paid an annual salary of $180,000 and a monthly medical insurance reimbursement of up to $1,300 per month, beginning on October 1, 2012. The Cerna Employment Agreement has a term of 3 years. If Mr. Cerna's employment with the Company is terminated prior to the end of 3 years, other than "for cause," as defined in the Cerna Employment Agreement, Mr. Cerna is entitled to a severance payment of up to one year's salary and medical insurance reimbursement. Additionally, Mr. Cerna is eligible for a cash bonus of up to 100% of his then existing salary, as determined solely by the Company's Board of Directors after consultation with the Company's Compensation Committee.

As part of the Cerna Employment Agreement the Company awarded Mr. Cerna a total of 800,000 options (the "Options") to purchase up to an aggregate of 800,000 shares of the Company's common stock; the Options are subject to and shall have such further restrictions, vesting requirements and exercise provisions as are set forth in the stock option agreement entered into between Mr. Cerna and the Company. Subject to the foregoing the Options vest as follows:

(1)	50,000 options vest immediately upon Mr. Cerna's entry into the Cerna Employment Agreement;
(2)	250,000 options vest upon the one year anniversary of Mr. Cerna's entry into the Cerna Employment Agreement;
(3)	250,000 options vest upon the two year anniversary of Mr. Cerna's entry into the Cerna Employment Agreement; and
(4)	250,000 options vest upon the three anniversary of Mr. Cerna's entry into the Cerna Employment Agreement.

In September 2012, the Company initiated the 2012 Private Placement. As of September 30, 2012, the Company raised $428,000 and will issue 475,556 shares of common stock and 475,556 Series D Warrants upon closing of the 2012 Private Placement. Subsequent to September 30, 2012, the Company raised an additional $292,000 pursuant to the terms of the 2012 Private Placement resulting in the obligation to issue an additional 324,446 shares of common stock and 324,446 Series D Warrants upon closing. Please see Note 6 2012 Private Placement.

On October 29, 2012 Armada Oil and Gas entered into a pledge agreement (the "Pledge Agreement") benefiting the Wyoming Oil and Gas Conservation Commission ("WOGCC") and issued a $50,000 deposit to WOGCC (the "Deposit") in order to comply with Title 30 of the Wyoming Statutes and the rules and regulations of the WOGCC. The Deposit was made and the Pledge Agreement entered into in order to cover seismic operations.

On November 2, 2012, the Company and Anadarko E & P Company, LP and Anadarko Land Corp. (collectively "Anadarko") entered into a Seismic and Farm Out Option Contract (the "Anadarko Contract"), whereby Anadarko will execute a mineral permit granting the Company the non-exclusive right, until May 1, 2013, to conduct 3D survey operations on and across the contracted acreage in Carbon County, WY. If and when the Company drills and completes a test well capable of production and complies with all other terms of the Anadarko Contract, then the Company will receive from Anadarko a lease, with an initial term of three (3) years, which provides for the Company to receive an eighty percent (80%) operated interest and Anadarko will earn a twenty percent (20%) royalty interest in future production.

Note 13. Subsequent Events

New Management and Board Members

Effective May 1, 2012, Mr. Dang resigned as the Company's CEO and as a member of the Company's Board of Directors. Simultaneously, the Company appointed Rhonda B. Rosen as the Company's CFO and Treasurer. Ms. Rosen was appointed as the Company's Secretary, effective May 9, 2012. Pursuant to the terms of an Employment Agreement, Ms. Rosen will provide the Company with all services customarily rendered by a CFO on a part-time basis. As compensation for her services, Ms. Rosen will receive a monthly salary of $6,000.

Effective May 10, 2012, the Company appointed Mr. Kenneth T. Hern and Mr. Will E.D. Matthews to serve on the Company's Board of Directors. Effective May 30, 2012, Mr. Eric Wold, was appointed to the Board of Directors.

As compensation for their service on the Board, each of Messrs. Hern, Matthews, and Wold, will receive a grant of 50,000 options pursuant to the Company's 2012 Incentive Plan. 10,000 (20%) of these options vest immediately upon appointment; 40% vest on the one-year anniversary of service; and the remaining 40% vest on the two-year anniversary. Additionally, all Board members will receive a cash payment of $3,000 for each meeting attended in person and $500 for each meeting attended telephonically. Travel and related out-of-pocket expenses incurred in connection with their duties as members of the Board will be reimbursed.

Summary of Significant Accounting Policies (Policy)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited interim consolidated financial statements of Armada Oil, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission and should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company's latest Annual Report filed with the SEC on Form 10-K for the year ended March 31, 2012. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the unaudited interim consolidated financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year as reported in the Form 10-K have been omitted.

Basis of Presentation The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Principles of Consolidation

Principles of Consolidation

These consolidated financial statements presented are those of the Company and its wholly-owned subsidiaries, International Energy Corp., e.Deal Enterprises, Corp., and Armada Oil and Gas. Only Armada Oil and Gas is currently an active operating entity. All significant intercompany transactions and accounts have been eliminated in consolidation.

Principles of Consolidation

These consolidated financial statements presented are those of the Company and its wholly-owed subsidiaries, International Energy Corp., e.Deal Enterprises Corp, and Armada Oil and Gas. Only Armada Oil and Gas is currently an active operating entity. All significant intercompany transactions and accounts have been eliminated in consolidation.

Estimates

Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include accruals related to oil and gas sales and expenses; estimates used in determining oil and gas reserves, the carrying value of oil and gas properties, including the asset retirement obligations and related accretion, depletion, and impairment, if any, of such oil and gas properties; and assumptions used in the fair value of stock-based compensation.

Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include accruals related to oil and gas sales and expenses; estimates used in determining oil and gas reserves, the carrying value of oil and gas properties and the impairment, if any, of such oil and gas properties; and assumptions used in the fair value of stock-based compensation.

Reclassifications	Reclassifications Certain reclassifications have been made to prior fiscal period amounts or balances to conform to the presentation adopted in the current fiscal year.
Net Loss Per Share

Net Loss Per Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during a period. Diluted net loss per common share is computed by dividing the net loss, adjusted on an as if converted basis, by the weighted average number of common shares outstanding plus potential dilutive securities.

Net Loss Per Share

The computation of basic net loss per share is based on the weighted average number of shares that were outstanding during the year. The computation of diluted net loss per share is based on the weighted average number of shares used in the basic net loss per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding using the treasury stock method for shares subject to stock options and warrants. See Note 4. Net Loss Per Share.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents includes highly liquid investments with original maturities of three months or less. Currently the Company has amounts deposited with financial institutions in excess of federally insured limits.

Cash and Cash Equivalents

Cash and cash equivalents includes highly liquid investments with original maturities of three months or less. Currently the Company has amounts deposited with financial institutions in excess of federally insured limits.

Accounts Receivable

Accounts Receivable

Accounts receivable represents that portion of the Company's net revenue interest in its oil and gas leases that has not been collected at the end of each period presented. To date, management has determined that no allowance for doubtful accounts is necessary since lease operating expenses have exceeded net revenue. At March 31, 2012, the Company has a payable recorded on its consolidated balance sheet due to the operator of the oil wells that exceeds the accounts receivable balance due from the same operator.

Full Cost Method of Accounting for Oil and Gas Properties

Full Cost Method of Accounting for Oil and Gas Properties

The Company has elected to utilize the full cost method of accounting for its oil and gas activities. In accordance with the full cost method of accounting, all costs associated with the acquisition, exploration and development of oil and gas reserves, including directly related overhead costs, are capitalized.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has obtained a reserve study with estimated proven reserves, for its Young County, Texas Property. Accordingly, the Company recorded depletion expense of $41,058 related to this property during both the three and six month periods ended September 30, 2012. Accumulated depletion as of September 30, 2012 is $41,048.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. Based on a recent engineering report prepared with respect to the Wyoming Property, and review of the production data for the Archer County, Texas, Property, management has determined that no impairment currently exists with respect to those properties. Management is assessing geographic and production data to determine the need for reserve studies for these oil and gas properties.

Full Cost Method of Accounting for Oil and Gas Properties

The Company has elected to utilize the full cost method of accounting for its oil and gas activities. In accordance with the full cost method of accounting, all costs associated with the acquisition, exploration and development of oil and gas reserves, including directly related overhead costs, are capitalized.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has not obtained reserve studies with estimated proven reserves. Management is assessing geographic and production data to determine the need for reserves studies.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. Accordingly, as of March 31, 2012, no amortization of capitalized costs of oil and gas properties was recorded. Further, based on a recent engineering report prepared with respect to the leasehold interests in 1,280 acres recently acquired in Wyoming and the relatively recent acquisitions in Texas, management has determined that no impairment currently exists.

Proved Reserves

Proved Reserves

Estimates of the Company's proved reserves included in this report are prepared in accordance with GAAP and guidelines from the United States Securities and Exchange Commission ("SEC"). The Company's engineering estimates of proved oil and natural gas reserves directly impact financial accounting estimates, including depreciation, depletion and amortization expense and impairment. Proved oil and natural gas reserves are the estimated quantities of oil and natural gas reserves that geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under period-end economic and operating conditions. The process of estimating quantities of proved reserves is very complex, requiring significant subjective decisions in the evaluation of all geological, engineering and economic data for each reservoir. The accuracy of a reserve estimate is a function of: (i) the quality and quantity of available data; (ii) the interpretation of that data; (iii) the accuracy of various mandated economic assumptions, and (iv) the judgment of the persons preparing the estimate. The data for a given reservoir may change substantially over time as a result of numerous factors, including additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. Changes in oil and natural gas prices, operating costs and expected performance from a given reservoir also will result in revisions to the amount of the Company's estimated proved reserves. The Company engages independent reserve engineers to estimate its proved reserves.

Full Cost Ceiling Test

Full Cost Ceiling Test

At the end of each quarterly reporting period, the unamortized costs of oil and gas properties are subject to a "ceiling test" which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, adjusted for related income tax effects. There was no ceiling test impairment during the three and six month periods ended September 30, 2012 or 2011.

Full Cost Ceiling Test

At the end of each quarterly reporting period, the unamortized costs of oil and gas properties are subject to a "ceiling test" which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, adjusted for related income tax effects. As noted above, the Company has not yet obtained reserve reports.

Oil and Gas Revenue

Oil and Gas Revenue

The Company recognizes oil and gas revenue when oil and gas production is sold to a purchaser at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser's pipeline or truck. As a result of the numerous requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations, distribute and disburse funds to various working interest partners and royalty owners, the collection of revenues from oil and gas production may take up to 45 days following the month of production. Therefore, the Company may make accruals for revenues and accounts receivable based on estimates of its share of production. Since the settlement process may take 30 to 60 days following the month of actual production, the Company's financial results may include estimates of production and revenues for the related time period. The Company will record any differences between the actual amounts ultimately received and the original estimates in the period they become finalized.

Oil and Gas Revenue

The Company recognizes oil and gas revenue when oil and gas production is sold to a purchaser at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser's pipeline or truck. As a result of the numerous requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations, distribute and disburse funds to various working interest partners and royalty owners, the collection of revenues from oil and gas production may take up to 45 days following the month of production. Therefore, the Company may make accruals for revenues and accounts receivable based on estimates of its share of production. Since the settlement process may take 30 to 60 days following the month of actual production, its financial results may include estimates of production and revenues for the related time period. The Company will record any differences between the actual amounts ultimately received and the original estimates in the period they become finalized.

Asset Retirement Obligation

Asset Retirement Obligation

The Company records the fair value of an asset retirement obligation ("ARO") in the period in which it is incurred if a reasonable estimate of fair value can be made. The present value of the estimated ARO is capitalized as part of the carrying amount of the long-lived asset and is depreciated over time as the discounted liability is accreted to its expected settlement value. The determination of fair value is based upon numerous estimates and assumptions, including future retirement costs, future recoverable quantities of oil and gas, future inflation rates and the credit-adjusted risk-free interest rate. The cost of the asset retirement obligation, less estimated salvage values, is included in the computation of depreciation, depletion, and amortization.

Asset Retirement Obligation

The Company accounts for its future asset retirement obligations ("ARO") by recording the fair value of the liability during the period in which it was incurred. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset. The increase in carrying value of a property associated with the capitalization of an ARO is included in proven oil and gas properties in the balance sheets. The ARO consists of costs related to the plugging of wells, removal of facilities and equipment, and site restoration on its oil and gas properties. The asset retirement liability is accreted to operating expense over the useful life of the related asset. As of March 31, 2012, the Company does not have an ARO.

Fair Values of Financial Instruments

Fair Values of Financial Instruments

The Company measures certain financial assets and liabilities at fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in on orderly transaction between market participants. See Note 6. Fair Value Measurements.

Stock-Based Compensation

Stock-Based Compensation

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards. The Black-Scholes pricing model requires management to make assumptions regarding the warrant and option lives, expected volatility, and risk free interest rates. See "Note 8 Stock Options" and "Note 9 Warrants."

Stock-Based Compensation

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its consolidated financial statements over the requisite service period. The Company uses the Black-Scholes pricing model to determine the fair value of stock-based compensation awards. The Black-Scholes pricing model requires management to make assumptions regarding the warrant and option lives, expected volatility, and risk free interest rates. See Note 9. Stock Options and Note 10. Warrants.

Income Taxes

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax consequences attributable to net operating loss and credit carryforwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The Company records an estimated valuation allowance on its deferred income tax assets if it is not more likely than not that these deferred income tax assets will be realized.

Income tax provisions or benefits for interim periods are computed based on the Company's estimated annual effective tax rate. Based on the Company's historical losses and its expectation of continuation of losses for the foreseeable future, the Company has determined that it is not more likely than not that deferred tax assets will be realized and, accordingly, has provided a full valuation allowance. As the Company anticipates or anticipated that its net deferred tax assets at March 31, 2013 and 2012 would be fully offset by a valuation allowance, there is no federal or state income tax benefit for the six months ended September 30, 2012 and 2011 related to the losses incurred during such periods.

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss and credit carryforwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The Company records an estimated valuation allowance on its deferred income tax assets if it is not more likely than not that these deferred income tax assets will be realized.

The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. As of March 31, 2012 and 2011, the Company has not recorded any unrecognized tax benefits.

Estimated interest and penalties are recorded as a component of interest expense or other expense, respectively. See Note 12. Income Taxes.

Subsequent Events	Subsequent Events The Company has evaluated all transactions from September 30, 2012 through the financial statement issuance date for subsequent events disclosure consideration.
Segment Reporting		Segment Reporting The Company's business currently operates in one segment.
Recently Issued and Adopted Accounting Pronouncements

New Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company's previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial position, operations or cash flows.

Recently Issued and Adopted Accounting Pronouncements

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company's previous fiscal year may be applicable to the Company, it has not identified any standards that it believes merit further discussion. The Company believes that none of the new standards will have a significant impact on its consolidated financial statements.

Net Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2012
Net Loss Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share
	Year Ended
	March 31,
	2012	2011
Numerator - net loss	$(534,222)	$(183,666)

Denominator - weighted average number of common shares outstanding - basic and diluted	10,126,921	8,449,846

Basic and diluted net loss per common share	$(0.05)	$(0.02)

Oil and Gas Properties (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Oil and Gas Property [Abstract]
Schedule of Oil and Gas Properties, Net
	September 30, 2012	March 31, 2012
Carbon County, Wyoming	$25,135,945	$24,020,538
Gonzales County , Texas	1,818,000	1,818,000
Young County, Texas	162,749	166,866
Archer County, Texas	151,517	125,000
Total	$27,268,211	$26,130,404

Schedule of Aggregate Amount of Capitalized Costs and Related Accumulated Depreciation, Depletion and Amortization
Six Months
Ended
September 30, 2012
Net oil and gas properties at March 31, 2012	$26,130,404
Acquisition costs	276,107
Deposits on lease acquisitions	118,879
Asset retirement costs	55,924
Development and exploration costs	727,955
27,309,269
Accumulated depletion expense	(41,058)
Net oil and gas properties at September 30, 2012	$27,268,211

	March 31,	March 31,
	2012	2011
Unproven oil and gas properties	$26,092,038	$-
Development costs	38,366	-
	26,130,404	-
Impairment and depletion, depreciation and amortization	-	-
Oil and gas properties, net	$26,130,404	$-

Summary of Purchase Consideration
Purchase Consideration:
Fair value of 8,870,000 shares of the Company's common stock	$15,966,000
Fair value of 2,520,000 Series B Warrants	4,125,716
Fair value of 2,520,000 Series C Warrants	4,295,640
Total Purchase Consideration	$24,387,356

Purchase Consideration
Fair value of 8,870,000 shares of the Company's common stock	$15,966,000
Fair value of 2,520,000 Series B Warrants	4,125,716
Fair value of 2,520,000 Series C Warrants	4,295,640
Total Purchase Consideration	$24,387,356

Schedule of Acquisition Date Fair Value of Assets Acquired and Liabilities Assumed
Acquisition Date Assets Acquired and Liabilities Assumed:
Cash	$378,436
Oil and gas property	24,020,538
Accounts payable	(11,618)
Net Acquisition Date Assets Acquired and Liabilities Assumed	$24,387,356

Acquisition Date Assets Acquired and Liabilities Assumed
Cash	$378,436
Oil and gas property	24,020,538
Accounts payable	(11,618)
Total Acquisition Date Assets Acquired and Liabilities Assumed	$24,387,356

Asset Retirement Obligations (Tables)	6 Months Ended
Sep. 30, 2012
Asset Retirement Obligations [Abstract]
Schedule of Asset Retirement Obligations
2012

Beginning balance, asset retirement obligations	$-
Additions	55,924
Accretion expense	7,516
Ending balance, asset retirement obligations	$63,440

Stock Options (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Stock Options [Abstract]
Schedule of Share-Based Compensation Expense
	Three Months Ended		Six Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

General and administrative expense	$25,753	$(15,477)	$71,334	$(13,323)
Total	$25,753	$(15,477)	$71,334	$(13,323)

	Year Ended
	March 31,
	2012	2011

Director and management fees, net of the reversal of stock-based compensation	$(12,363)	$11,438
Total	$(12,363)	$11,438

Summary of Stock Option Activity
			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Options	Exercise Price	Term	Value
Outstanding at March 31, 2012	14,000	$2.61		$-
Grants	150,000	1.55
Outstanding at September 30, 2012	164,000	$1.64	9.3 years	$-
Exercisable at September 30, 2012	40,000	$1.88	8.7 years	$-
Available for grant at September 30, 2012	4,836,000

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of Options	Exercise Price	Term	Value
Outstanding at March 31, 2010	1,610,000	$0.68
Cancellations	(1,590,000)	0.65
Outstanding at March 31, 2011	20,000	$3.08
Forfeitures	(6,000)	4.15
Outstanding at March 31, 2012	14,000	$2.61	6.5 years	$-
Exercisable at March 31, 2012	10,000	$2.86	6.5 years	$-
Available for grant at March 31, 2012	3,976,000

Schedule of Stock Options Outstanding And Exercisable
		Stock Options Outstanding			Stock Options Exercisable
Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$1.45	50,000	9.7	$1.45	10,000	9.7	$1.45
1.60	100,000	9.6	1.60	20,000	9.6	1.60
2.00	10,000	6.0	2.00	6,000	6.0	2.00
4.15	4,000	6.0	4.15	4,000	6.0	4.15
$1.45 - $ 4.15	164,000	9.3	$1.64	40,000	8.7	$1.88

	Stock Options Outstanding			Stock Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
	Number of	Remaining	Average	Number of	Remaining	Average
	Options	Contractual	Exercise	Options	Contractual	Exercise
Exercise Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price
$2.00	10,000	6.5	$2.00	6,000	6.5	$2.00
4.15	4,000	6.5	4.15	4,000	6.5	4.15
$2.00 -$4.15	14,000	6.5	$2.61	10,000	6.5	$2.86

Warrants (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Warrants [Abstract]
Summary of Warrant Related Activity
					Weighted
		Number of Warrants		Number of Warrants	Remaining Contractual
	Exercise	Outstanding at		Outstanding at	Term (Years) at
Series	Price	March 31, 2012	Issued	September 30, 2012	September 30, 2012

A	$1.25	1,174,785	-	1,174,785	1.1
B	2.00	2,520,000	-	2,520,000	4.5
C	3.00	2,520,000	-	2,520,000	6.5
		6,214,785	-	6,214,785	4.7

					Weighted
					Average
		Number of Warrants		Number of Warrants	Remaining Contractual
	Exercise	Outstanding at		Outstanding at	Term (Years) at
Series	Price	March 31, 2011	Issued	March 31, 2012	March 31, 2012

A	$1.25	-	1,174,785	1,174,785	1.6
B	2.00	-	2,520,000	2,520,000	5.0
C	3.00	-	2,520,000	2,520,000	7.0
		-	6,214,785	6,214,785	5.2

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Schedule of Components of Net Deferred Tax Assets
	Year Ended
	March 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$841,611	$659,346
Capitalized research and development	52,494	60,609
Capitalized oil and gas development costs	1,362	-
Capitalized acquisition related costs	9,737	-
Stock based compensation	10,563	14,766
Research and development credit carry forward	10,085	10,085
Total deferred tax assets	925,852	744,806
Less: valuation allowance	(925,852)	(744,806)
Net deferred tax asset	$-	$-

Reconciliation Between Expected Income Tax Benefit and Actual
	Year Ended
	March 31,
	2012	2011
Income tax benefit at statutory rate	$181,635	$62,446
Non-deductible meals and entertainment	(589)	(368)
Cancellation of fully vested stock options	-	(285,594)
Change in valuation allowance	(181,046)	223,516
	$-	$-

Organization and Description of Business (Details) (USD $)	12 Months Ended		0 Months Ended				0 Months Ended				0 Months Ended
	Mar. 31, 2012	Sep. 30, 2012 acre	Jul. 29, 2011 Gonzales County, Texas Property [Member] acre	Jul. 29, 2011 Young County, Texas Property [Member] leases acre wells	Mar. 31, 2012 Young County, Texas Property [Member] Parent Company [Member]	Mar. 31, 2012 Young County, Texas Property [Member] Baron Energy Incorporated [Member]	Sep. 16, 2011 Archer County, Texas Property [Member] leases acre wells	Mar. 31, 2012 Archer County, Texas Property [Member] Parent Company [Member]	Mar. 31, 2012 Archer County, Texas Property [Member] Baron Energy Incorporated [Member]	Sep. 30, 2012 Armada Oil And Gas [Member] acre	Mar. 30, 2012 Armada Oil And Gas [Member] Common Stock [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series B Warrant [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series C Warrant [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Acres of land acquired		2,288	300	120			140			1,280
Acres of land covered by purchase option										23,700
Reverse stock split ratio	0.2
Common stock issued, acquisition of leases			1,800,000
Number of leases acquired				2			2
Number of wells acquired				14			12
Cash paid for acquisition of leases				$ 128,500			$ 125,000
Non-operating working interest					75.00%			80.00%
Net revenue interest					60.94%	20.31%		60.80%	15.20%
Operated working interest						25.00%			20.00%
Business Acquisition, common stock issued as consideration											8,870,000
Business Acquisition, warrants issued as consideration												2,520,000	2,520,000
Warrant, exercise period												5 years	7 years
Warrant, weighted average exercise price												2	3

Going Concern Uncertainties (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Going Concern Uncertainties [Abstract]
Deficit accumulated during the exploration stage	$ 4,300,003	$ 3,621,938	$ 3,087,716
Working capital	$ (721,284)

Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2012 acre	Mar. 31, 2012
Business Acquisition [Line Items]
Acres of undeveloped land	2,288
Estimated future net revenues from proved reserves, discount rate	10.00%	10.00%
Collection of revenue, period	45 days	45 days
Number of segments		1
Armada Oil And Gas [Member]
Business Acquisition [Line Items]
Acres of undeveloped land	1,280
Minimum [Member]
Settlement period	30 days	30 days
Maximum [Member]
Settlement period	60 days	60 days

Net Loss Per Share (Narrative) (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Mar. 31, 2012 Stock Options [Member]	Mar. 31, 2011 Stock Options [Member]	Sep. 30, 2012 Series A Warrant [Member]	Sep. 30, 2012 Series A Warrant [Member]	Mar. 31, 2012 Series A Warrant [Member]	Sep. 30, 2012 Series B Warrant [Member]	Sep. 30, 2012 Series B Warrant [Member]	Mar. 31, 2012 Series B Warrant [Member]	Sep. 30, 2012 Series C Warrant [Member]	Sep. 30, 2012 Series C Warrant [Member]	Mar. 31, 2012 Series C Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted net loss per share					164,000	14,000	164,000	14,000	14,000	20,000	1,174,785	1,174,785	1,174,785	2,520,000	2,520,000	2,520,000	2,520,000	2,520,000	2,520,000
Options, weighted-average exercise price	$ 1.64	$ 2.61	$ 3.08	$ 0.68					$ 2.61	$ 3.08
Warrant, weighted average exercise price													1.25			2			3

Net Loss Per Share (Computation of Basic and Diluted Net Loss Per Share) (Details) (USD $)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended													161 Months Ended	167 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 1999	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Mar. 31, 2007	Mar. 31, 2006	Mar. 31, 2005	Mar. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Mar. 31, 2001	Mar. 31, 2000	Mar. 31, 2012	Sep. 30, 2012
Net Loss Per Share [Abstract]
Numerator - net loss	$ (341,401)	$ (123,495)	$ (7,470)	$ (678,065)	$ (216,326)	$ (534,222)	$ (183,666)	$ (261,758)	$ (1,227,825)	$ (411,934)	$ (224,862)	$ (842,155)	$ (59,494)	$ (70,132)	$ (149,933)	$ (144,541)	$ (171,793)	$ (16,185)	$ (4,305,970)	$ (4,984,035)
Denominator - weighted average number of common shares outstanding - basic and diluted	20,294,631	9,702,013		20,294,631	9,079,347	10,126,921	8,449,846
Basic and diluted net loss per common share	$ (0.02)	$ (0.01)		$ (0.03)	$ (0.02)	$ (0.05)	$ (0.02)

Oil and Gas Properties (Schedule of Carrying Value of Properties by Location) (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Carrying value, net of depletion	$ 27,268,211	$ 26,130,404
Carbon County, Wyoming [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Carrying value, net of depletion	25,135,945	24,020,538
Gonzales County, Texas Property [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Carrying value, net of depletion	1,818,000	1,818,000
Young County, Texas Property [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Carrying value, net of depletion	162,749	166,866
Archer County, Texas Property [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Carrying value, net of depletion	$ 151,517	$ 125,000

Oil and Gas Properties (Schedule of Aggregate Amount of Capitalized Costs and Related Accumulated Depreciation, Depletion and Amortization) (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Oil and Gas Property [Abstract]
Net oil and gas properties at March 31, 2012	$ 27,268,211	$ 26,130,404
Unproven oil and gas properties		26,092,038
Acquisition costs	276,107
Deposits on lease acquisitions	118,879
Asset retirement costs	55,924
Development and exploration costs	727,955	38,366
Capitalized costs relating to oil and gas producing activities	27,309,269	26,130,404
Accumulated depletion expense	(41,058)
Oil and gas properties, net	$ 27,268,211	$ 26,130,404

Oil and Gas Properties (Narrative) (Details) (USD $)	Sep. 30, 2012 acre	Sep. 30, 2012 Option Agreement for Which Expiration Has Been Extended [Member] acre	Mar. 30, 2012 Armada Oil And Gas [Member]	Mar. 31, 2012 Armada Oil And Gas [Member]	Sep. 30, 2012 Armada Oil And Gas [Member] acre	Mar. 30, 2012 Armada Oil And Gas [Member] Fair Value, Inputs, Level 3 [Member] Minimum [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Fair Value, Inputs, Level 3 [Member] Maximum [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Common Stock [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series B Warrant [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series B Warrant [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series C Warrant [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series C Warrant [Member] Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2012 Wyoming [Member] acre	Sep. 30, 2012 Wyoming [Member] acre
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Acres of undeveloped land	2,288	320			1,280								2,288	2,288
Acres of land covered by purchase option					23,700
Business Acquisition, common stock issued as consideration								8,870,000
Business Acquisition, warrants issued as consideration									2,520,000		2,520,000
Warrant, weighted average exercise price									2		3
Warrant, exercise period									5 years		7 years
Total purchase consideration			$ 24,387,356
Closing price of common stock			$ 1.8
Business Acquisition, fair value of consideration								15,966,000	4,125,716		4,295,640
Fair value assumption, risk-free interest rate										1.04%		1.61%
Fair value assumption, expected lives										5 years		7 years
Fair value assumption, expected volatility										152.56%		152.56%
Fair value assumption, dividend yield										0.00%		0.00%
Business Acquisition, purchase price allocated to cash			378,436
Business Acquisition, purchase price allocated to accounts payable			11,618
Business Acquisition, purchase price allocated to Oil and gas property			24,020,538			19,260,000	27,674,000
Present value discount factor			2.00%			15.00%	5.00%
Lease and acquisition costs													239,911	394,984
Deposits on lease acquisitions	118,879
Business acquisition, proforma net loss				$ 559,207

Oil and Gas Properties (Summary of Purchase Consideration) (Details) (Armada Oil And Gas [Member], USD $)	0 Months Ended
Mar. 30, 2012
Purchase Consideration
Total purchase consideration	$ 24,387,356
Common Stock [Member]
Purchase Consideration
Business Acquisition, fair value of consideration	15,966,000
Equity interest issued in business acquisition	8,870,000
Series B Warrant [Member]
Purchase Consideration
Business Acquisition, fair value of consideration	4,125,716
Equity interest issued in business acquisition	2,520,000
Series C Warrant [Member]
Purchase Consideration
Business Acquisition, fair value of consideration	$ 4,295,640
Equity interest issued in business acquisition	2,520,000

Oil and Gas Properties (Summary of Acquisition Date Fair Value of Assets Acquired and Liabilities Assumed) (Details) (Armada Oil And Gas [Member], USD $)	Mar. 30, 2012
Armada Oil And Gas [Member]
Acquisition Date Assets Acquired and Liabilities Assumed
Cash	$ 378,436
Oil and gas property	24,020,538
Accounts payable	(11,618)
Net Acquisition Date Assets Acquired and Liabilities Assumed	$ 24,387,356

Oil and Gas Properties (Information by Property Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended
	Mar. 31, 2012	Sep. 30, 2012 acre	Jul. 29, 2011 Gonzales County, Texas Property [Member] acre	Jul. 29, 2011 Young County, Texas Property [Member] leases wells acre	Sep. 16, 2011 Archer County, Texas Property [Member] leases wells acre
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Common stock issued, acquisition of leases			1,800,000
Common stock issued, price per share			$ 1.01
Common stock issued, estimated fair value	$ 1,818,000		$ 1,818,000
Acres of land acquired		2,288	300	120	140
Number of leases acquired				2	2
Number of wells acquired				14	12
Cash paid for acquisition of leases				$ 128,500	$ 125,000

Private Placement (Details) (USD $)	1 Months Ended		3 Months Ended
	Sep. 30, 2012	Oct. 31, 2011	Sep. 30, 2012	Dec. 31, 2011	Mar. 31, 2012
Class of Stock [Line Items]
Number of units to be issued	1,111,111	2,500,000
Price per unit	$ 0.9	$ 0.6
Number of shares of common stock per unit	1	1
Expiration date	Dec 31, 2012		Oct 31, 2012
Proceeds from issuance of private placement	$ 428,000			$ 704,870
Common stock and warrants issued for cash, shares	475,556			1,174,785
Proceeds allocated to common stock				416,585
Stock payable	428,000		428,000
Series D Warrant [Member]
Class of Stock [Line Items]
Number of warrants per unit	1
Exercise Price	1.25		1.25
Warrant, exercise period	36 months
Common stock, warrants Issued	475,556		475,556
Series A Warrant [Member]
Class of Stock [Line Items]
Number of warrants per unit		1
Exercise Price	1.25		1.25		1.25
Warrant, exercise period		2 years
Common stock, warrants Issued		1,174,785
Fair value of warrants				569,383
Fair value assumption, expected volatility				167.90%
Fair value assumption, risk-free interest rate				0.27%
Fair value assumption, expected lives				2 years
Fair value assumption, dividend yield				0.00%
Proceeds allocated to warrants				$ 288,285

Capital Stock (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended
	Sep. 30, 2012 acre	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2012 Armada Oil And Gas [Member] acre	Mar. 30, 2012 Armada Oil And Gas [Member] Common Stock [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series B Warrant [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series C Warrant [Member]	Jul. 29, 2011 Gonzales County, Texas Property [Member] acre
Capital Stock [Abstract]
Preferred Stock, par value per share	$ 0.01		$ 0.01	$ 0.01
Preferred Stock, shares authorized	1,000,000		1,000,000	1,000,000
Reverse stock split ratio			0.2
Class of Stock [Line Items]
Common stock issued for purchase of oil and gas lease on July 29, 2011, shares									1,800,000
Acres of undeveloped land	2,288				1,280				300
Business Acquisition, common stock issued as consideration						8,870,000
Business Acquisition, warrants issued as consideration							2,520,000	2,520,000
Warrant, weighted average exercise price							2	3
Common stock issued for cash, shares	475,556	1,174,785

Asset Retirement Obligations (Details) (USD $)	6 Months Ended
Sep. 30, 2012
Asset Retirement Obligations [Abstract]
Beginning balance, asset retirement obligations
Additions	55,924
Accretion expense	7,516
Ending balance, asset retirement obligations	$ 63,440

Stock Options (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		0 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2012 Stock Options Granted on May 10, 2012 [Member]	Sep. 30, 2012 Stock Option Granted on May 30, 2012 [Member]	Sep. 12, 2008 Stock Options Granted to Joanne Lustre [Member]	Sep. 30, 2012 Stock Options Granted to Joanne Lustre [Member]	Sep. 30, 2012 Stock Options Granted to Joanne Lustre [Member]	Sep. 30, 2002 Stock Incentive Plan 2002 [Member]	Sep. 30, 2012 Stock Incentive Plan 2002 [Member]	Sep. 30, 2012 Stock Option Plan 2012 [Member]	Sep. 30, 2012 Stock Option Plan 2012 [Member] Minimum [Member]	Sep. 30, 2012 Stock Option Plan 2012 [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance													4,000,000	14,000	5,000,000
Options granted to employees, vesting period																1 year	5 years
Options to purchase share, maximum expiration period								10 years	10 years				10 years
Options outstanding	164,000		164,000		14,000	20,000	1,610,000
Options granted to employees															50,000
Stock options vested during period											4,000	4,000			10,000
Stock options vested on the one-year anniversary of service															20,000
Stock options vested on the two-year anniversary of service															20,000
Options granted, exercise price								$ 1.6	$ 1.45
Options granted								100,000	50,000	10,000
Options forfeited					6,000							6,000
Options, expiration date										Sep 11, 2018
Stock compensation expense	$ 25,753	$ (15,477)	$ 71,334	$ (13,323)	$ (12,363)	$ 11,438					$ (16,182)	$ (16,182)
Options granted, grant date fair value per share								$ 1.17	$ 1.04
Options granted, total fair value								117,000	52,000
Black-Scholes option pricing model assumptions, expected volatility								90.88%	88.60%
Black-Scholes option pricing model assumptions, risk-free interest rate								0.79%	0.69%
Black-Scholes option pricing model assumptions, expected lives								5 years 9 months	5 years 9 months
Black-Scholes option pricing model assumptions, dividend yield								0.00%	0.00%
Cancellations						1,590,000
Cancellations, exercise price						$ 0.65
Total unrecognized compensation	$ 99,398		$ 99,398		$ 1,733
Expected to be recognized, period			1 year 9 months		1 year 9 months

Stock Options (Schedule of Share Based Compensation Expense) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 25,753	$ (15,477)	$ 71,334	$ (13,323)	$ (12,363)	$ 11,438
Director and Management Fees [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense					(12,363)	11,438
General and Administration Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 25,753	$ (15,477)	$ 71,334	$ (13,323)

Stock Options (Summary of Stock Option Activity) (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Number of Options
Outstanding, beginning balance	14,000	20,000	1,610,000
Grants	150,000
Forfeitures		(6,000)
Cancellations			(1,590,000)
Outstanding, ending balance	164,000	14,000	20,000
Exercisable, ending balance	40,000	10,000
Available for grant, ending balance	4,836,000	3,976,000
Weighted Average Exercise Price
Outstanding, beginning balance	$ 2.61	$ 3.08	$ 0.68
Grants	$ 1.55
Forfeitures		$ 4.15
Cancellations			$ 0.65
Outstanding, ending balance	$ 1.64	$ 2.61	$ 3.08
Exercisable, ending balance	$ 1.88	$ 2.86
Weighted Average Remaining Contractual Term
Outstanding, ending balance	9 years 3 months 18 days	6 years 6 months
Exercisable, ending balance	8 years 8 months 12 days	6 years 6 months
Aggregate Intrinsic Value
Outstanding, ending balance
Exercisable, ending balance

Stock Options (Schedule of Stock Options Outstanding and Exercisable) (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 1.45	$ 2
Exercise Prices, maximum	$ 4.15	$ 4.15
Number of Options Outstanding	164,000	14,000
Weighted Average Remaining Contractual Life (Years)	9 years 3 months 18 days	6 years 6 months
Weighted Average Exercise Price	$ 1.64	$ 2.61
Number of Options Exercisable	40,000	10,000
Weighted Average Remaining Contractual Life (Years)	8 years 8 months 12 days	6 years 6 months
Weighted Average Exercise Price	$ 1.88	$ 2.86
$ 1.45 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 1.45
Exercise Prices, maximum	$ 1.45
Number of Options Outstanding	50,000
Weighted Average Remaining Contractual Life (Years)	9 years 8 months 12 days
Weighted Average Exercise Price	$ 1.45
Number of Options Exercisable	10,000
Weighted Average Remaining Contractual Life (Years)	9 years 8 months 12 days
Weighted Average Exercise Price	$ 1.45
$ 1.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 1.6
Exercise Prices, maximum	$ 1.6
Number of Options Outstanding	100,000
Weighted Average Remaining Contractual Life (Years)	9 years 7 months 6 days
Weighted Average Exercise Price	$ 1.6
Number of Options Exercisable	20,000
Weighted Average Remaining Contractual Life (Years)	9 years 7 months 6 days
Weighted Average Exercise Price	$ 1.6
$ 2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 2	$ 2
Exercise Prices, maximum	$ 2	$ 2
Number of Options Outstanding	10,000	10,000
Weighted Average Remaining Contractual Life (Years)	6 years 0 days	6 years 6 months
Weighted Average Exercise Price	$ 2	$ 2
Number of Options Exercisable	6,000	6,000
Weighted Average Remaining Contractual Life (Years)	6 years 0 days	6 years 6 months
Weighted Average Exercise Price	$ 2	$ 2
$ 4.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 4.15	$ 4.15
Exercise Prices, maximum	$ 4.15	$ 4.15
Number of Options Outstanding	4,000	4,000
Weighted Average Remaining Contractual Life (Years)	6 years 0 days	6 years 6 months
Weighted Average Exercise Price	$ 4.15	$ 4.15
Number of Options Exercisable	4,000	4,000
Weighted Average Remaining Contractual Life (Years)	6 years 0 days	6 years 6 months
Weighted Average Exercise Price	$ 4.15	$ 4.15

Warrants (Summary of Warrant Related Activity) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding, beginning balance	6,214,785
Issued		6,214,785
Number of Warrants Outstanding, ending balance	6,214,785	6,214,785
Weighted Average Remaining Contractual Term (Years) at September 30, 2012	4 years 8 months 12 days	5 years 2 months 12 days
Series A Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price	1.25	1.25
Number of Warrants Outstanding, beginning balance	1,174,785
Issued		1,174,785
Number of Warrants Outstanding, ending balance	1,174,785	1,174,785
Weighted Average Remaining Contractual Term (Years) at September 30, 2012	1 year 1 month 5 days	1 year 7 months 6 days
Series B Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price	2	2
Number of Warrants Outstanding, beginning balance	2,520,000
Issued		2,520,000
Number of Warrants Outstanding, ending balance	2,520,000	2,520,000
Weighted Average Remaining Contractual Term (Years) at September 30, 2012	4 years 6 months	5 years
Series C Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price	3	3
Number of Warrants Outstanding, beginning balance	2,520,000
Issued		2,520,000
Number of Warrants Outstanding, ending balance	2,520,000	2,520,000
Weighted Average Remaining Contractual Term (Years) at September 30, 2012	6 years 6 months	7 years

Warrants (Narrative) (Details) (USD $)	1 Months Ended		3 Months Ended			0 Months Ended	5 Months Ended	12 Months Ended	1 Months Ended					0 Months Ended			0 Months Ended	1 Months Ended
	Sep. 30, 2012	Oct. 31, 2011	Sep. 30, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 30, 2012 Common Stock [Member]	Mar. 31, 1999 Common Stock [Member]	Mar. 31, 2002 Common Stock [Member]	Oct. 31, 2011 Series A Warrant [Member]	Sep. 30, 2012 Series A Warrant [Member]	Mar. 31, 2012 Series A Warrant [Member]	Sep. 30, 2012 Series B Warrant [Member]	Mar. 31, 2012 Series B Warrant [Member]	Mar. 30, 2012 Series B Warrant [Member] Armada Oil And Gas [Member]	Sep. 30, 2012 Series C Warrant [Member]	Mar. 31, 2012 Series C Warrant [Member]	Mar. 30, 2012 Series C Warrant [Member] Armada Oil And Gas [Member]	Sep. 30, 2012 Series D Warrant [Member]
Class of Warrant or Right [Line Items]
Weighted average exercise price of the warrants	2.26		2.26		2.26
Number of units issued	1,111,111	2,500,000
Price per unit	$ 0.9	$ 0.6
Number of shares of common stock per unit	1	1
Number of warrants per unit									1									1
Exercise Price										1.25	1.25	2	2		3	3		1.25
Proceeds from issuance of private placement	$ 428,000			$ 704,870
Common stock, shares issued	475,556			1,174,785			272,000	2,000,000
Common stock, warrants Issued									1,174,785									475,556
Business Acquisition, common stock issued as consideration						8,870,000
Business Acquisition, warrants issued as consideration														2,520,000			2,520,000
Warrant, exercise period									2 years					5 years			7 years	36 months
Maximum number of warrants and common stock issued in Share Exchange Agreement as a percentage of shares of common stock issued and outstanding at the time of exercise.	49.90%		49.90%
Expiration date	Dec 31, 2012		Oct 31, 2012
Stock payable	$ 428,000		$ 428,000

Commitments and Contingencies (Details) (USD $)	Sep. 30, 2012
Operating Leased Assets [Line Items]
Future minimum payments pursuant to contractual agreements with third parties	$ 52,989
Office Building [Member]
Operating Leased Assets [Line Items]
Future minimum lease payments	$ 3,297

Related Party Transactions (Details) (USD $)	12 Months Ended		0 Months Ended
	Mar. 31, 2012	Sep. 30, 2012 acre	Mar. 30, 2012 Mr. David Moss [Member]	Jul. 29, 2011 Gonzales County, Texas Property [Member] acre	Jul. 29, 2011 Gonzales County, Texas Property [Member] Acqua Ventures, Inc. [Member]	Jul. 29, 2011 Gonzales County, Texas Property [Member] Mr. Cerna [Member]	Jul. 29, 2011 Young County, Texas Property [Member] leases acre wells
Related Party Transaction [Line Items]
Common stock issued, acquisition of leases				1,800,000	400,000	1,400,000
Common stock issued, estimated fair value	$ 1,818,000			$ 1,818,000		$ 1,414,000
Acres of undeveloped land		2,288		300			120
Number of leases acquired							2
Number of wells acquired							14
Cash paid for acquisition of leases							$ 128,500
Business Acquisition, common stock issued as consideration			4,200,000
Business Acquisition, common stock issued as consideration as a percentage of issued and outstanding shares			20.70%

Income Taxes (Schedule of Significant Components of Deferred Tax Assets) (Details) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Net operating loss carryforwards	$ 841,611	$ 659,346
Capitalized research and development	52,494	60,609
Capitalized oil and gas development costs	1,362
Capitalized acquisition related costs	9,737
Stock based compensation	10,563	14,766
Research and development credit carry forward	10,085	10,085
Total deferred tax assets	925,852	744,806
Less: valuation allowance	(925,852)	(744,806)
Net deferred tax asset

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Change in valuation allowance	$ 181,046	$ (223,516)
Operating loss carry forward available to offset future federal taxable income	2,475,327
Operating loss carry forward expiration date	Mar. 31, 2022
Research and development tax credit carry forwards available to offset federal income taxes	$ 10,085
Research and development tax credit carry forwards expiration date	Mar 31, 2028
Statutory income tax rate	34.00%	34.00%
Minimum [Member]
Income Tax Contingency [Line Items]
Open tax years	2009
Maximum [Member]
Income Tax Contingency [Line Items]
Open tax years	2012

Income Taxes (Reconciliation Between Expected Income Tax Benefit and Actual) (Details) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Income tax benefit at statutory rate	$ 181,635	$ 62,446
Non-deductible meals and entertainment	(589)	(368)
Cancellation of fully vested stock options		(285,594)
Change in valuation allowance	(181,046)	223,516
Income tax benefit

Subsequent Events (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended		161 Months Ended	167 Months Ended	6 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended		1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012 Series D Warrant [Member]	Oct. 29, 2012 Subsequent Event [Member]	Oct. 29, 2012 Subsequent Event [Member] Issuance of Equity [Member]	Oct. 29, 2012 Subsequent Event [Member] Issuance of Equity [Member] Series D Warrant [Member]	Oct. 11, 2012 Subsequent Event [Member] Executive Compensation Contracts [Member]	May 31, 2012 Subsequent Event [Member] Executive Compensation Contracts [Member]	Nov. 02, 2012 Subsequent Event [Member] Seismic and Farm Out Option Contract [Member]	May 31, 2012 Subsequent Event [Member] Meetings Attended in Person [Member]	May 31, 2012 Subsequent Event [Member] Meetings Attended Telephonically [Member]
Subsequent Event [Line Items]
Amount of employment contract													$ 180,000	$ 6,000		$ 3,000	$ 500
Monthly medical insurance reimbursement													1,300
Compensation agreement term													3 years
Compensation agreement, maximum cash bonus as a percent of salary													100.00%
Options granted													800,000	50,000
Options vested													50,000	10,000
Percentage of options vested														20.00%
Stock options vested on the one-year anniversary of service													250,000
Percentage of options vest on the one-year anniversary of service														40.00%
Stock options vested on the two-year anniversary of service													250,000
Percentage of options vest on the two-year anniversary														40.00%
Stock options vested on the three-year anniversary of service													250,000
Proceeds from the pending issuance of common stock and warrants			428,000		704,870		4,332,370	4,760,370			292,000
Common stock issued for cash, shares	475,556	1,174,785									324,446
Warrants to be issued					6,214,785				475,556			324,446
Payments for deposits with regulator										$ (50,000)
Operating interest per contract															80.00%
Royalty rate per contract															20.00%